UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Annual Report
For the Year Ended
March 31, 2018

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund’s portfolio and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2018
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI. This report contains detailed information about your investment for the fiscal year ended March 31, 2018, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had not previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
At First Trust, we continue to be optimistic about the U.S. economy. The S&P 500® Index was off to a strong start in 2018 returning over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. The first quarter of 2018 was marked with increased volatility in both our markets as well as in world news.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan through your investment. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2018
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) sees global real gross domestic product (“GDP”) rising from 3.2% in 2017 to 3.9% in both 2018 and 2019, according to its own release. Global economic growth has been rebounding since it bottomed out at 3.2% in 2016. U.S. real GDP growth is expected to increase from 2.3% in 2017 to 2.9% in 2018, but then dip to 2.7% in 2019, according to the IMF. We believe the key takeaway from these growth targets is that, in our opinion, there does not appear to be a recession on the horizon at this time.
Global mergers and acquisitions (“M&A”) deal volume surpassed the $1 trillion mark in the third week of March 2018, the shortest amount of time it has ever taken to reach that mark at the start of a calendar year, according to the Financial Times. Data from Dealogic shows that M&A activity is up more than 50% from a year ago and 12% higher than at the same point in 2007, which went on to set the all-time high for M&A deal volume at $4.6 trillion. Strong M&A activity is another sign that the current global economic expansion is on solid footing, in our opinion.
The passage of the “Tax Cuts and Jobs Act of 2017” on December 22, 2017, may have been the biggest news story over the past twelve months, in our opinion. One of the end goals of reducing the U.S. federal tax rates on corporations, from 35% to 21%, as well as reducing the rate for individuals, was to boost economic growth. In the current recovery, which commenced in July 2009, the real U.S. GDP growth rate has averaged just 2.2% through December 31, 2017, according to data from the Bureau of Economic Analysis. A sustainable real GDP growth rate at or above the 3.0% mark would reflect that the tax cuts are working. We believe that an acceleration in economic growth in the U.S. beyond what the IMF is projecting could provide an added tailwind to global growth as well.
Global Equities Markets
ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) listed globally stood at $4.919 trillion on March 31, 2018, up 25.71% from $3.913 trillion on March 31, 2017, according to its own release. Total assets invested in U.S. ETFs and ETPs stood at $3.441 trillion on March 31, 2018, up 22.98% from $2.798 trillion on March 31, 2017. Data released in February 2018 by the Investment Company Institute indicated that equity-based ETFs accounted for nearly 82% of all U.S. ETF assets.
Over the year, three of the major global stock indices posted positive returns. For the 12-month period ended March 31, 2018, the S&P 500®, the MSCI World (ex U.S.), and the MSCI Emerging Markets indices posted total returns of 13.99%, 13.74% (USD) and 24.76% (USD), respectively, according to Bloomberg. The U.S. dollar declined 10.16% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
Estimates for corporate earnings in 2018 and 2019 are encouraging, particularly with respect to the estimate for the S&P 500® Index in 2018, thanks to the passage of the tax reform bill in December 2017, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500®, the MSCI World (ex U.S.) and the MSCI Emerging Markets indices were 16.35%, 11.20% and 14.52%, respectively, as of March 31, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.53%, 6.60% and 11.25%, respectively, as of March 31, 2018, according to Bloomberg. We believe that corporate earnings drive the direction of stock prices over time.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by banks, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which includes companies providing a broad range of financial services, including retail banking, loans and money transmissions. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the banking sector. The Index is designed to select bank stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	15.35%	30.34%	49.83%
Market Price	15.38%	30.42%	49.98%
Index Performance
Nasdaq US Smart Banks Index	16.12%	31.26%	51.45%
NASDAQ US Benchmark Banks Index	15.90%	31.69%	52.21%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a net asset value (“NAV”) return of 15.35% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. The Banking industry comprised 100% of the Fund over the period covered in the report whereas the benchmark had a 7.2% allocation. The top contributing bank to the Fund’s return was JPMorgan Chase & Co. with an 8.1% allocation, 27.9% return, and 2.1% contribution. Sterling Bancorp, with only a 0.1% average weighting, was the least contributing bank (-0.2% contribution) over the period due to its poor -9.9% performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund over allocating the well performing Banking industry by 92.6%, which created 1.4% of relative outperformance. The Software & Services industry created -1.9% of relative drag as the Fund did not have any exposure to the well performing industry (29.2% return).

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Fifth Third Bancorp	8.0%
PNC Financial Services Group (The), Inc.	8.0
Regions Financial Corp.	8.0
JPMorgan Chase & Co.	8.0
Citigroup, Inc.	7.5
Comerica, Inc.	4.1
SunTrust Banks, Inc.	4.1
Citizens Financial Group, Inc.	4.0
Huntington Bancshares, Inc.	4.0
BB&T Corp.	4.0
Total	59.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by food and beverage companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include brewers, distillers and vintners; manufacturers, distributors and packagers of food and beverage products; and companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the food and beverage sector. The Index is designed to select food and beverage stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	-2.96%	0.55%	0.84%
Market Price	-2.91%	0.65%	0.99%
Index Performance
Nasdaq US Smart Food & Beverage Index	-2.38%	1.18%	1.80%
NASDAQ US Benchmark Food & Beverage Index	0.82%	3.01%	4.62%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of -2.96% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. The Food Beverage & Tobacco industry was given an 87.0% allocation in the Fund over the period. This industry had a -3.4% return in the Fund, which created -2.8% of contribution. The Household & Personal Products industry, represented solely by Herbalife Ltd, was given a 3.4% allocation and returned 67.6% over the period, which created 1.8% of relative outperformance. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund over allocating and underperforming amongst the Food Beverage & Tobacco industry. The Fund held the industry at an 83.3% higher allocation and had a -1.1% lower return, creating -14.1% of drag. The Fund over allocated and outperformed the benchmark amongst Household & Personal Products by 1.7% and 70.3%, respectively, creating 2.0% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	94.9%
Financials	3.8
Consumer Discretionary	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Herbalife Ltd.	8.6%
PepsiCo, Inc.	8.1
Ingredion, Inc.	8.0
Tyson Foods, Inc., Class A	8.0
US Foods Holding Corp.	8.0
Lamb Weston Holdings, Inc.	4.4
Constellation Brands, Inc., Class A	4.3
Archer-Daniels-Midland Co.	4.2
Coca-Cola (The) Co.	4.1
Molson Coors Brewing Co., Class B	4.0
Total	61.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by oil and gas companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the exploration for and drilling, production, refining, distribution and retail sales of oil and gas products; suppliers of equipment and services to oil fields and offshore platforms; and oil and gas pipeline operators. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the oil and gas sector. The Index is designed to select oil and gas stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	-1.47%	2.09%	3.21%
Market Price	-1.37%	2.16%	3.31%
Index Performance
Nasdaq US Smart Oil & Gas Index	-0.71%	2.77%	4.26%
NASDAQ US Benchmark Oil & Gas Index	-0.53%	3.55%	5.46%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of -1.47%% during the period covered by this report. During the same period, NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. The Energy industry comprised 100.0% of the Fund over the period covered in the report whereas the benchmark had a 5.7% allocation. The top contributing energy security to the Fund’s return was Valero Energy Corporation with an 8.1% allocation, 45.4% return, and 3.5% contribution. Oasis Petroleum Inc., with a 1.8% average weighting, was the least contributing bank (-3.6% contribution) over the period due to its poor -43.2% performance. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance can be attributable to the Fund over allocating to the relatively poor performing Energy industry. Even though the Fund outperformed the benchmark amongst Energy holdings by 0.2%, the Fund was overweight Energy by 93.9%, which created -13.8% of drag. The Fund realized 0.8% of outperformance due to having no allocation to the Food Beverage & Tobacco industry, which had a relatively low return of 2.9%.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Marathon Petroleum Corp.	8.5%
Valero Energy Corp.	7.7
Phillips 66	7.6
Chevron Corp.	7.2
HollyFrontier Corp.	5.9
California Resources Corp.	4.6
PBF Energy, Inc., Class A	4.4
Andeavor	4.1
ConocoPhillips	4.1
Anadarko Petroleum Corp.	4.0
Total	58.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by pharmaceuticals companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills as well as vaccine producers. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the pharmaceuticals sector. The Index is designed to select pharmaceuticals stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	9.32%	5.25%	8.12%
Market Price	9.37%	5.28%	8.17%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	10.09%	5.97%	9.25%
NASDAQ US Benchmark Pharmaceuticals Index	8.52%	8.19%	12.76%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of 9.32% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. Over the period the Pharmaceuticals Biotechnology & Life Sciences industry was given a 90.0% allocation, followed second by the Health Care Equipment & Services industry with an 8.3% allocation. The Pharmaceuticals, Biotechnology & Life Sciences industry returned 8.7% and contributed 7.9% to the return of the Fund, while the Health Care Equipment & Services industry returned 39.3% and contributed 2.8% to the return of the Fund. Sage Therapeutics, Inc. was the top performing and contributing security within the Pharmaceuticals, Biotechnology & Life Sciences industry with a 126.6% return and 4.4% contribution. Allergan PLC was the least contributing security within the Pharmaceuticals, Biotechnology & Life Sciences industry with a -28.5% return and -1.3% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund over allocating to the relatively poor performing Pharmaceuticals, Biotechnology & Life Sciences industry by 81.9%, which created -4.2% of relative drag. The Fund outperformed the benchmark amongst Health Care Equipment & Services industry by 20.1%, which reversed 1.4% of the relative drag.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Abbott Laboratories	8.0%
Johnson & Johnson	8.0
Pfizer, Inc.	7.9
Bristol-Myers Squibb Co.	7.7
AbbVie, Inc.	6.6
Blueprint Medicines Corp.	4.3
Jazz Pharmaceuticals PLC	4.2
Mylan N.V.	4.1
Merck & Co, Inc.	4.1
Eli Lilly & Co.	4.1
Total	59.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by retail companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the direct sale of goods or services to the public, including online marketplaces. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the retail sector. The Index is designed to select retail stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	7.63%	4.63%	7.15%
Market Price	7.57%	4.66%	7.20%
Index Performance
Nasdaq US Smart Retail Index	8.30%	5.28%	8.17%
NASDAQ US Benchmark Retail Index	24.66%	20.69%	33.24%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of 7.63% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. Retailing (58.9% allocation) and Food & Staples Retailing (26.3% allocation) represented the majority of the Fund over the period. Securities within the Retailing industry returned 10.3% and contributed 6.4% to the Fund’s return. The worst performing and least contributing securities were the Fund’s holdings within the Health Care Equipment & Services industry with a -12.2% return and -0.6% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance can be attributed to the Fund’s over allocation to the Retailing industry where the Fund underperformed by -21.4%, causing -3.0% of relative drag. The Fund had no Energy exposure, which created 0.8% of relative outperformance as the Energy sector was given a 5.7% allocation in the benchmark and had a -1.0% return.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	56.8%
Consumer Staples	13.7
Industrials	12.7
Health Care	8.5
Information Technology	8.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Kohl’s Corp.	8.2%
KAR Auction Services, Inc.	8.2
McKesson Corp.	7.8
eBay, Inc.	7.8
Home Depot (The), Inc.	7.3
Copart, Inc.	4.5
Netflix, Inc.	4.2
Macy’s, Inc.	4.2
Sysco Corp.	4.2
TJX (The) Cos., Inc.	4.1
Total	60.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 03/31/18	201	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by semiconductor companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the semiconductor sector. The Index is designed to select semiconductor stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	30.77%	38.66%	64.67%
Market Price	30.72%	38.66%	64.67%
Index Performance
Nasdaq US Smart Semiconductor Index	31.63%	39.62%	66.41%
NASDAQ US Benchmark Semiconductors Index	38.29%	36.15%	60.15%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of 30.77% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. The Semiconductors & Semiconductor Equipment industry comprised the majority of the Fund over the period with a 95.9% allocation. Due to this industry’s high return of 33.8% in the Fund, the industry contributed 32.5% to the Fund’s return. The top contributing security within the Semiconductors & Semiconductor Equipment industry was Micron Technology, Inc. with an 80.4% return and 5.5% contribution. The worst contributing security within the Semiconductors & Semiconductor Equipment industry was Advanced Micro Devices, Inc. with a -30.9% return and -1.2% contribution. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund over allocating to the well performing Semiconductors & Semiconductor Equipment industry by 92.7% creating 17.2% of relative outperformance. Due to the Fund having no exposure to the well performing Software & Services industry compared to the benchmark’s 13.8% allocation, -1.9% of relative outperformance was reversed.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Micron Technology, Inc.	8.6%
Intel Corp.	8.5
ON Semiconductor Corp.	8.2
Texas Instruments, Inc.	7.7
MKS Instruments, Inc.	7.3
Lam Research Corp.	4.2
Entegris, Inc.	4.2
Microchip Technology, Inc.	4.1
InterDigital, Inc.	4.1
Analog Devices, Inc.	4.1
Total	61.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17 – 3/31/18	172	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17 – 03/31/18	78	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by transportation companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include: delivery services, shipping and marine transportation companies, railroads, trucking companies and companies providing services to the transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; manufacturers and distributors of automobiles, auto parts and tires; and airlines providing primarily passenger air transport. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the transportation sector. The Index is designed to select transportation stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/18	Inception (9/20/16) to 3/31/18	Inception (9/20/16) to 3/31/18
Fund Performance
NAV	10.89%	17.25%	27.49%
Market Price	10.92%	17.37%	27.69%
Index Performance
Nasdaq US Smart Transportation Index	11.67%	18.06%	28.84%
NASDAQ US Benchmark Industrial Transportation Index	19.46%	23.94%	38.75%
NASDAQ US Benchmark Index	14.06%	17.31%	27.59%
(See Notes to Fund Performance Overview Page 18.)
Performance Review
The Fund generated a NAV return of 10.89% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 14.06%. The Transportation industry (61.9% allocation) and Automobiles & Components industry (32.3% allocation) comprised the majority of the Fund over the period. The Transportation industry returned 17.5% and created 10.4% of return for the Fund. The top contributing security was XPO Logistics, Inc. with an 118.5% return and 4.8% contribution. The least contributing security was United Continental Holdings, Inc. with a 1.7% return and -0.7% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund over allocating to the relatively poor performing Automobiles & Components industry by 31.5%, creating -3.1% of relative drag. The Fund over allocated to the well performing Transportation industry by 59.8%, creating 1.8% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	59.5%
Consumer Discretionary	40.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Old Dominion Freight Line, Inc.	8.6%
Lear Corp.	8.1
FedEx Corp.	7.9
Dana, Inc.	7.9
General Motors Co.	7.5
Ford Motor Co.	4.2
Union Pacific Corp.	4.2
Delta Air Lines, Inc.	4.1
CH Robinson Worldwide, Inc.	4.1
JB Hunt Transport Services, Inc.	4.0
Total	60.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16– 3/31/17	91	7	0	0
4/1/17– 3/31/18	128	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 03/31/18	122	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2018 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$1,075.00	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$1,005.80	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,064.50	0.60%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$1,061.40	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,061.10	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2018 (Unaudited)
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,153.00	0.60%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,038.90	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Expenses are equal to the annualized expense ratio, as indicated in the table, multiplied by the average account value over the period (October 1, 2017 through March 31, 2018), multiplied by 182/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 98.3%
874,866	Associated Banc-Corp.	$21,740,420
1,712,904	Bank of America Corp.	51,369,991
433,136	Bank of the Ozarks	20,907,475
537,275	BankUnited, Inc.	21,480,254
1,011,669	BB&T Corp.	52,647,255
1,456,729	Citigroup, Inc.	98,329,207
1,264,296	Citizens Financial Group, Inc.	53,075,146
565,566	Comerica, Inc.	54,254,746
437,427	East West Bancorp, Inc.	27,356,685
3,327,335	Fifth Third Bancorp	105,642,886
232,857	First Republic Bank	21,564,887
1,541,311	FNB Corp.	20,730,633
3,502,181	Huntington Bancshares, Inc.	52,882,933
1,600,679	Investors Bancorp, Inc.	21,833,262
952,109	JPMorgan Chase & Co.	104,703,427
1,518,152	KeyCorp	29,679,872
113,829	M&T Bank Corp.	20,985,514
1,129,006	People’s United Financial, Inc.	21,067,252
697,504	PNC Financial Services Group (The), Inc.	105,490,505
514,381	Popular, Inc.	21,408,537
5,665,558	Regions Financial Corp.	105,266,068
147,816	Signature Bank (a)	20,982,481
929,427	Sterling Bancorp	20,958,579
787,289	SunTrust Banks, Inc.	53,567,144
86,790	SVB Financial Group (a)	20,830,468
438,320	Synovus Financial Corp.	21,889,701
239,570	Texas Capital Bancshares, Inc. (a)	21,537,343
1,011,483	U.S. Bancorp	51,079,891
941,351	Wells Fargo & Co.	49,336,206
		1,292,598,768
	Thrifts & Mortgage Finance – 1.6%
1,586,578	New York Community Bancorp, Inc.	20,673,111
	Total Investments – 99.9%	1,313,271,879
	(Cost $1,213,768,020) (b)
	Net Other Assets and Liabilities – 0.1%	1,172,523
	Net Assets – 100.0%	$1,314,444,402

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,216,230,156. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $117,281,019 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,239,296. The net unrealized appreciation was $97,041,723.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,313,271,879	$ 1,313,271,879	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 99.7%
	Beverages – 24.3%
469	Brown-Forman Corp., Class B	$25,514
922	Coca-Cola (The) Co.	40,042
185	Constellation Brands, Inc., Class A	42,165
522	Molson Coors Brewing Co., Class B	39,322
233	Monster Beverage Corp. (a)	13,330
726	PepsiCo, Inc.	79,243
		239,616
	Diversified Financial Services – 3.8%
1,660	Leucadia National Corp.	37,732
	Food & Staples Retailing – 7.9%
2,386	US Foods Holding Corp. (a)	78,189
	Food Products – 53.8%
959	Archer-Daniels-Midland Co.	41,592
534	B&G Foods, Inc.	12,656
427	Bunge Ltd.	31,572
343	Campbell Soup Co.	14,855
553	ConAgra Foods, Inc.	20,395
293	General Mills, Inc.	13,203
425	Hain Celestial Group (The), Inc. (a)	13,630
150	Hershey (The) Co.	14,844
456	Hormel Foods Corp.	15,650
610	Ingredion, Inc.	78,641
216	JM Smucker (The) Co.	26,786
223	Kellogg Co.	14,497
221	Kraft Heinz (The) Co.	13,766
736	Lamb Weston Holdings, Inc.	42,850
138	McCormick & Co., Inc.	14,682
337	Mondelez International, Inc., Class A	14,063
274	Pinnacle Foods, Inc.	14,823
195	Post Holdings, Inc. (a)	14,773
323	Sanderson Farms, Inc.	38,443
1,071	Tyson Foods, Inc., Class A	78,387
		530,108
	Internet & Direct Marketing Retail – 1.3%
481	Nutrisystem, Inc.	12,963
	Personal Products – 8.6%
865	Herbalife Ltd. (a)	84,312
	Total Investments – 99.7%	982,920
	(Cost $1,029,483) (b)
	Net Other Assets and Liabilities – 0.3%	2,508
	Net Assets – 100.0%	$985,428

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,030,434. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,115 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,629. The net unrealized depreciation was $47,514.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 982,920	$ 982,920	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 99.9%
	Energy Equipment & Services – 7.2%
425	Baker Hughes a GE Co.	$11,802
109	Core Laboratories N.V.	11,796
958	Halliburton Co.	44,968
1,378	Helmerich & Payne, Inc.	91,720
1,736	Nabors Industries Ltd.	12,135
320	National Oilwell Varco, Inc.	11,779
622	Patterson-UTI Energy, Inc.	10,891
1,120	Schlumberger Ltd.	72,554
1,233	Transocean Ltd. (a)	12,207
4,270	Weatherford International PLC (a)	9,778
		289,630
	Oil, Gas & Consumable Fuels – 92.7%
2,634	Anadarko Petroleum Corp.	159,120
1,642	Andeavor	165,120
1,209	Apache Corp.	46,522
465	Cabot Oil & Gas Corp.	11,151
10,649	California Resources Corp. (a)	182,630
799	Carrizo Oil & Gas, Inc. (a)	12,784
214	Cheniere Energy, Inc. (a)	11,438
3,983	Chesapeake Energy Corp. (a)	12,029
2,528	Chevron Corp.	288,293
996	Concho Resources, Inc. (a)	149,729
2,767	ConocoPhillips	164,055
1,682	Continental Resources Inc./OK (a)	99,154
366	Devon Energy Corp.	11,635
979	Diamondback Energy, Inc. (a)	123,863
1,441	EOG Resources, Inc.	151,694
223	EQT Corp.	10,595
1,158	Gulfport Energy Corp. (a)	11,175
247	Hess Corp.	12,503
4,819	HollyFrontier Corp.	235,456
6,925	Kinder Morgan, Inc.	104,291
773	Marathon Oil Corp.	12,469
4,653	Marathon Petroleum Corp.	340,181
5,746	Murphy Oil Corp.	148,477
481	Newfield Exploration Co. (a)	11,746
377	Noble Energy, Inc.	11,423
1,425	Oasis Petroleum, Inc. (a)	11,543
2,291	Occidental Petroleum Corp.	148,823
444	Parsley Energy, Inc., Class A (a)	12,872
5,127	PBF Energy, Inc., Class A	173,805
3,169	Phillips 66	303,970
108	Pioneer Natural Resources Co.	18,552
1,303	QEP Resources, Inc. (a)	12,756
845	Range Resources Corp.	12,286
293	RSP Permian, Inc. (a)	13,736
612	SM Energy Co.	11,034
3,146	Southwestern Energy Co. (a)	13,622
252	Targa Resources Corp.	11,088
3,324	Valero Energy Corp.	308,368
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
690	Whiting Petroleum Corp. (a)	$23,350
5,413	Williams (The) Cos., Inc.	134,567
		3,697,905
	Total Investments – 99.9%	3,987,535
	(Cost $3,739,291) (b)
	Net Other Assets and Liabilities – 0.1%	3,261
	Net Assets – 100.0%	$3,990,796

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $3,755,096. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $332,759 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $100,320. The net unrealized appreciation was $232,439.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,987,535	$ 3,987,535	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 28.1%
1,473	AbbVie, Inc.	$139,419
560	Alkermes PLC (a)	32,458
1,519	AMAG Pharmaceuticals, Inc. (a)	30,608
2,325	Amicus Therapeutics, Inc. (a)	34,968
985	Blueprint Medicines Corp. (a)	90,325
570	Eagle Pharmaceuticals, Inc. (a)	30,033
1,061	Esperion Therapeutics, Inc. (a)	76,742
1,572	Heron Therapeutics, Inc. (a)	43,387
1,030	La Jolla Pharmaceutical Co. (a)	30,673
529	Sage Therapeutics, Inc. (a)	85,206
		593,819
	Health Care Equipment & Supplies – 9.8%
2,828	Abbott Laboratories	169,454
471	Heska Corp. (a)	37,242
		206,696
	Pharmaceuticals – 62.1%
207	Allergan PLC	34,836
2,577	Bristol-Myers Squibb Co.	162,995
2,043	Catalent, Inc. (a)	83,886
1,107	Eli Lilly & Co.	85,649
5,073	Endo International PLC (a)	30,134
2,194	Horizon Pharma PLC (a)	31,155
1,568	Impax Laboratories, Inc. (a)	30,498
589	Jazz Pharmaceuticals PLC (a)	88,933
1,313	Johnson & Johnson	168,261
1,045	Medicines (The) Co. (a)	34,422
1,573	Merck & Co, Inc.	85,681
2,115	Mylan N.V. (a)	87,074
3,167	Omeros Corp. (a)	35,375
1,022	Pacira Pharmaceuticals, Inc. (a)	31,835
393	Perrigo Co. PLC	32,753
4,698	Pfizer, Inc.	166,732
2,524	Prestige Brands Holdings, Inc. (a)	85,109
822	Supernus Pharmaceuticals, Inc. (a)	37,648
		1,312,976
	Total Investments – 100.0%	2,113,491
	(Cost $2,185,797) (b)
	Net Other Assets and Liabilities – 0.0%	470
	Net Assets – 100.0%	$2,113,961

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $2,251,164. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,362 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $143,035. The net unrealized depreciation was $137,673.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,113,491	$ 2,113,491	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 99.8%
	Commercial Services & Supplies – 12.6%
921	Copart, Inc. (a)	$46,906
1,568	KAR Auction Services, Inc.	84,986
		131,892
	Diversified Consumer Services – 4.2%
108	H&R Block, Inc.	2,744
637	Weight Watchers International, Inc. (a)	40,590
		43,334
	Food & Staples Retailing – 13.7%
104	Costco Wholesale Corp.	19,597
1,589	Kroger (The) Co.	38,040
723	Sysco Corp.	43,351
40	Walgreens Boots Alliance, Inc.	2,619
436	Walmart, Inc.	38,791
		142,398
	Health Care Providers & Services – 8.5%
29	AmerisourceBergen Corp.	2,500
40	Cardinal Health, Inc.	2,507
40	CVS Health Corp.	2,489
578	McKesson Corp.	81,423
		88,919
	Internet & Direct Marketing Retail – 10.7%
29	Amazon.com, Inc. (a)	41,973
148	Netflix, Inc. (a)	43,712
714	Overstock.com, Inc. (a)	25,882
		111,567
	Internet Software & Services – 8.3%
2,011	eBay, Inc. (a)	80,923
108	Etsy, Inc. (a)	3,030
28	GrubHub, Inc. (a)	2,841
		86,794
	Multiline Retail – 24.5%
767	Big Lots, Inc.	33,387
130	Dollar General Corp.	12,161
201	Dollar Tree, Inc. (a)	19,075
635	JC Penney Co., Inc. (a)	1,918
1,304	Kohl’s Corp.	85,425
1,466	Macy’s, Inc.	43,599
429	Nordstrom, Inc.	20,768
572	Target Corp.	39,714
		256,047
	Specialty Retail – 17.3%
24	Advance Auto Parts, Inc.	2,845
Shares	Description	Value

	Specialty Retail (Continued)
55	AutoNation, Inc. (a)	$2,573
4	AutoZone, Inc. (a)	2,595
128	Bed Bath & Beyond, Inc.	2,687
38	Best Buy Co., Inc.	2,660
22	Burlington Stores, Inc. (a)	2,929
44	CarMax, Inc. (a)	2,725
86	Dick’s Sporting Goods, Inc.	3,014
60	Foot Locker, Inc.	2,732
696	GameStop Corp., Class A	8,784
87	Gap (The), Inc.	2,714
425	Home Depot (The), Inc.	75,752
56	L Brands, Inc.	2,140
26	Lithia Motors, Inc., Class A	2,614
31	Lowe’s Cos., Inc.	2,720
11	O’Reilly Automotive, Inc. (a)	2,721
35	Ross Stores, Inc.	2,729
55	Signet Jewelers Ltd.	2,119
27	Tiffany & Co.	2,637
521	TJX (The) Cos., Inc.	42,493
42	Tractor Supply Co.	2,647
13	Ulta Beauty, Inc. (a)	2,655
78	Urban Outfitters, Inc. (a)	2,883
		180,368
	Total Investments – 99.8%	1,041,319
	(Cost $1,045,416) (b)
	Net Other Assets and Liabilities – 0.2%	1,771
	Net Assets – 100.0%	$1,043,090

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,054,780. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,481 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,942. The net unrealized depreciation was $13,461.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,041,319	$ 1,041,319	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 100.0%
	Communications Equipment – 4.1%
26,401	InterDigital, Inc.	$1,943,114
	Semiconductors & Semiconductor Equipment – 95.9%
6,343	Advanced Energy Industries, Inc. (a)	405,318
34,736	Advanced Micro Devices, Inc. (a)	349,097
21,028	Analog Devices, Inc.	1,916,282
32,917	Applied Materials, Inc.	1,830,514
9,492	Cirrus Logic, Inc. (a)	385,660
11,118	Cree, Inc.	448,167
24,077	Cypress Semiconductor Corp.	408,346
57,100	Entegris, Inc.	1,987,080
33,019	Impinj, Inc. (a)	429,907
15,159	Inphi, Corp. (a)	456,286
13,864	Integrated Device Technology, Inc. (a)	423,684
76,919	Intel Corp.	4,005,941
16,731	KLA-Tencor Corp.	1,823,846
9,882	Lam Research Corp.	2,007,627
80,703	Marvell Technology Group Ltd.	1,694,763
31,109	Maxim Integrated Products, Inc.	1,873,384
21,317	Microchip Technology, Inc.	1,947,521
77,675	Micron Technology, Inc. (a)	4,049,974
29,955	MKS Instruments, Inc.	3,464,296
3,594	Monolithic Power Systems, Inc.	416,077
1,738	NVIDIA Corp.	402,503
158,504	ON Semiconductor Corp. (a)	3,877,008
23,488	Qorvo, Inc. (a)	1,654,730
16,851	QUALCOMM, Inc.	933,714
4,498	Silicon Laboratories, Inc. (a)	404,370
17,351	Skyworks Solutions, Inc.	1,739,611
41,756	Teradyne, Inc.	1,908,667
34,993	Texas Instruments, Inc.	3,635,423
21,840	Ultra Clean Holdings, Inc. (a)	420,420
		45,300,216
	Total Investments – 100.0%	47,243,330
	(Cost $45,255,213) (b)
	Net Other Assets and Liabilities – 0.0%	3,530
	Net Assets – 100.0%	$47,246,860

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $45,543,187. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,855,448 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,155,305. The net unrealized appreciation was $1,700,143.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 47,243,330	$ 47,243,330	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 17.4%
1,623	CH Robinson Worldwide, Inc.	$152,091
2,334	Expeditors International of Washington, Inc.	147,742
1,230	FedEx Corp.	295,335
534	United Parcel Service, Inc., Class B	55,889
		651,057
	Airlines – 10.8%
636	Alaska Air Group, Inc.	39,407
1,699	American Airlines Group, Inc.	88,280
2,797	Delta Air Lines, Inc.	153,304
1,950	JetBlue Airways Corp. (a)	39,624
709	Southwest Airlines Co.	40,611
606	United Continental Holdings, Inc. (a)	42,099
		403,325
	Auto Components – 21.8%
661	Adient PLC	39,501
837	BorgWarner, Inc.	42,043
11,410	Dana, Inc.	293,922
5,238	Goodyear Tire & Rubber (The) Co.	139,226
1,624	Lear Corp.	302,210
		816,902
	Automobiles – 13.6%
14,287	Ford Motor Co.	158,300
7,704	General Motors Co.	279,963
904	Harley-Davidson, Inc.	38,763
120	Tesla, Inc. (a)	31,936
		508,962
	Distributors – 5.0%
447	Genuine Parts Co.	40,158
3,840	LKQ Corp. (a)	145,728
		185,886
	Machinery – 3.3%
925	WABCO Holdings, Inc. (a)	123,830
	Road & Rail – 26.9%
765	CSX Corp.	42,618
1,278	JB Hunt Transport Services, Inc.	149,718
399	Kansas City Southern	43,830
1,090	Norfolk Southern Corp.	148,000
2,182	Old Dominion Freight Line, Inc.	320,689
1,962	Ryder System, Inc.	142,814
1,164	Union Pacific Corp.	156,476
		1,004,145
Shares	Description	Value

	Transportation Infrastructure – 1.0%
1,014	Macquarie Infrastructure Corp.	$37,447
	Total Investments – 99.8%	3,731,554
	(Cost $3,738,878) (b)
	Net Other Assets and Liabilities – 0.2%	8,720
	Net Assets – 100.0%	$3,740,274

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $3,770,595. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,748 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $93,789. The net unrealized depreciation was $39,041.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,731,554	$ 3,731,554	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2018
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$1,313,271,879	$982,920	$3,987,535
Cash	832	603	3,393
Receivables:
Dividends	1,868,833	2,897	1,860
Dividend reclaims	—	—	—
Total Assets	1,315,141,544	986,420	3,992,788
LIABILITIES:
Payables:
Investment advisory fees	697,142	508	1,992
Investment securities purchased	—	484	—
Total Liabilities	697,142	992	1,992
NET ASSETS	$1,314,444,402	$985,428	$3,990,796
NET ASSETS consist of:
Paid-in capital	$1,217,383,176	$1,241,742	$4,219,973
Par value	445,500	500	2,000
Accumulated net investment income (loss)	671,122	307	152
Accumulated net realized gain (loss) on investments	(3,559,255)	(210,558)	(479,573)
Net unrealized appreciation (depreciation) on investments	99,503,859	(46,563)	248,244
NET ASSETS	$1,314,444,402	$985,428	$3,990,796
NET ASSET VALUE, per share	$29.50	$19.71	$19.95
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	44,550,002	50,002	200,002
Investments, at cost	$1,213,768,020	$1,029,483	$3,739,291

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$2,113,491	$1,041,319	$47,243,330	$3,731,554
696	755	16,141	7,923

718	1,562	8,569	2,161
179	—	—	—
2,115,084	1,043,636	47,268,040	3,741,638

1,123	546	21,180	1,364
—	—	—	—
1,123	546	21,180	1,364
$2,113,961	$1,043,090	$47,246,860	$3,740,274

$2,446,671	$1,267,045	$45,866,074	$3,901,384
1,000	500	14,500	1,500
8	1,169	5,014	870
(261,412)	(221,527)	(626,845)	(156,156)
(72,306)	(4,097)	1,988,117	(7,324)
$2,113,961	$1,043,090	$47,246,860	$3,740,274
$21.14	$20.86	$32.58	$24.93
100,002	50,002	1,450,002	150,002
$2,185,797	$1,045,416	$45,255,213	$3,738,878
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2018
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$23,323,733	$65,092	$83,350
Interest	7,048	12	29
Other	—	16	—
Total investment income	23,330,781	65,120	83,379
EXPENSES:
Investment advisory fees	6,764,579	18,384	19,569
Excise tax expense	1,868	—	—
Total expenses	6,766,447	18,384	19,569
NET INVESTMENT INCOME (LOSS)	16,564,334	46,736	63,810
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,994,807)	(132,119)	(434,043)
In-kind redemptions	56,967,839	177,629	99,156
Net realized gain (loss)	52,973,032	45,510	(334,887)
Net change in unrealized appreciation (depreciation) on investments	89,072,276	(160,886)	249,826
NET REALIZED AND UNREALIZED GAIN (LOSS)	142,045,308	(115,376)	(85,061)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,609,642	$(68,640)	$(21,251)

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$28,641	$33,249	$292,770	$56,776
15	10	171	14
8	—	—	—
28,664	33,259	292,941	56,790

12,321	9,323	152,393	18,253
—	—	—	—
12,321	9,323	152,393	18,253
16,343	23,936	140,548	38,537

(289,978)	(87,271)	(640,812)	(172,079)
451,819	177,701	5,642,838	568,846
161,841	90,430	5,002,026	396,767
4,144	(23,834)	1,002,287	(58,729)
165,985	66,596	6,004,313	338,038
$182,328	$90,532	$6,144,861	$376,575
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
OPERATIONS:
Net investment income (loss)	$16,564,334	$708,329	$46,736	$34,495
Net realized gain (loss)	52,973,032	812,772	45,510	60,977
Net change in unrealized appreciation (depreciation)	89,072,276	10,431,583	(160,886)	114,323
Net increase (decrease) in net assets resulting from operations	158,609,642	11,952,684	(68,640)	209,795
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,535,231)	(69,390)	(50,991)	(27,150)
Net realized gain	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(16,535,231)	(69,390)	(50,991)	(27,150)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	669,985,019	1,027,295,378	1,991,964	7,021,497
Cost of shares redeemed	(525,014,968)	(11,778,732)	(6,045,378)	(2,045,669)
Net increase (decrease) in net assets resulting from shareholder transactions	144,970,051	1,015,516,646	(4,053,414)	4,975,828
Total increase (decrease) in net assets	287,044,462	1,027,399,940	(4,173,045)	5,158,473
NET ASSETS:
Beginning of period	1,027,399,940	—	5,158,473	—
End of period	$1,314,444,402	$1,027,399,940	$985,428	$5,158,473
Accumulated net investment income (loss) at end of period	$671,122	$639,099	$307	$6,951
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	39,600,002	—	250,002	—
Shares sold	22,800,000	40,050,002	100,000	350,002
Shares redeemed	(17,850,000)	(450,000)	(300,000)	(100,000)
Shares outstanding, end of period	44,550,002	39,600,002	50,002	250,002

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Year Ended 3/31/2018	Period Ended 3/31/2017 (a)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)

$63,810	$14,608	$16,343	$6,471	$23,936	$15,151
(334,887)	83,437	161,841	47,402	90,430	(56,891)
249,826	(1,582)	4,144	(76,450)	(23,834)	19,737
(21,251)	96,463	182,328	(22,577)	90,532	(22,003)

(57,601)	(15,440)	(16,820)	(5,990)	(24,840)	(13,190)
—	—	(34,481)	(560)	—	—
(6,980)	—	—	—	—	—
(64,581)	(15,440)	(51,301)	(6,550)	(24,840)	(13,190)

3,884,097	3,104,473	3,162,766	2,945,855	1,060,685	3,054,367
(1,870,330)	(1,122,635)	(3,162,395)	(934,165)	(2,051,302)	(1,051,159)
2,013,767	1,981,838	371	2,011,690	(990,617)	2,003,208
1,927,935	2,062,861	131,398	1,982,563	(924,925)	1,968,015

2,062,861	—	1,982,563	—	1,968,015	—
$3,990,796	$2,062,861	$2,113,961	$1,982,563	$1,043,090	$1,968,015
$152	$37	$8	$481	$1,169	$2,073

100,002	—	100,002	—	100,002	—
200,000	150,002	150,000	150,002	50,000	150,002
(100,000)	(50,000)	(150,000)	(50,000)	(100,000)	(50,000)
200,002	100,002	100,002	100,002	50,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
OPERATIONS:
Net investment income (loss)	$140,548	$24,741	$38,537	$14,392
Net realized gain (loss)	5,002,026	805,157	396,767	216,735
Net change in unrealized appreciation (depreciation)	1,002,287	985,830	(58,729)	51,405
Net increase (decrease) in net assets resulting from operations	6,144,861	1,815,728	376,575	282,532
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(138,170)	(22,195)	(39,390)	(14,460)
Net realized gain	—	(595)	—	(70)
Return of capital	—	—	—	—
Total distributions to shareholders	(138,170)	(22,790)	(39,390)	(14,530)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	49,628,748	20,002,563	4,902,459	4,317,742
Cost of shares redeemed	(23,413,057)	(6,771,023)	(3,777,128)	(2,307,986)
Net increase (decrease) in net assets resulting from shareholder transactions	26,215,691	13,231,540	1,125,331	2,009,756
Total increase (decrease) in net assets	32,222,382	15,024,478	1,462,516	2,277,758
NET ASSETS:
Beginning of period	15,024,478	—	2,277,758	—
End of period	$47,246,860	$15,024,478	$3,740,274	$2,277,758
Accumulated net investment income (loss) at end of period	$5,014	$—	$870	$48
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	600,002	—	100,002	—
Shares sold	1,600,000	900,002	200,000	200,002
Shares redeemed	(750,000)	(300,000)	(150,000)	(100,000)
Shares outstanding, end of period	1,450,002	600,002	150,002	100,002

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$25.94	$20.01
Income from investment operations:
Net investment income (loss)	0.40	0.07
Net realized and unrealized gain (loss)	3.56	5.91
Total from investment operations	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.05)
Net asset value, end of period	$29.50	$25.94
Total return (b)	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,314,444	$1,027,400
Ratio of total expenses to average net assets	0.60%	0.60	% (c)
Ratio of net investment income (loss) to average net assets	1.47%	4.05	% (c)
Portfolio turnover rate (d)	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$20.63	$19.96
Income from investment operations:
Net investment income (loss)	0.35	0.14
Net realized and unrealized gain (loss)	(0.95)	0.64
Total from investment operations	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.11)
Net asset value, end of period	$19.71	$20.63
Total return (b)	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$985	$5,158
Ratio of total expenses to average net assets	0.60%	0.60	% (c)
Ratio of net investment income (loss) to average net assets	1.53%	1.58	% (c)
Portfolio turnover rate (d)	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$20.63	$19.84
Income from investment operations:
Net investment income (loss)	0.36	0.14
Net realized and unrealized gain (loss)	(0.67)	0.80
Total from investment operations	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.15)
Return of capital	(0.04)	—
Total distributions	(0.37)	(0.15)
Net asset value, end of period	$19.95	$20.63
Total return (b)	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,991	$2,063
Ratio of total expenses to average net assets	0.60%	0.61	% (c) (d)
Ratio of net investment income (loss) to average net assets	1.96%	1.30	% (c)
Portfolio turnover rate (e)	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$19.83	$20.12
Income from investment operations:
Net investment income (loss)	0.17	0.06
Net realized and unrealized gain (loss)	1.65	(0.28)
Total from investment operations	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.06)
Net realized gain	(0.34)	(0.01)
Total distributions	(0.51)	(0.07)
Net asset value, end of period	$21.14	$19.83
Total return (b)	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,114	$1,983
Ratio of total expenses to average net assets	0.60%	0.60	% (c)
Ratio of net investment income (loss) to average net assets	0.80%	0.64	% (c)
Portfolio turnover rate (d)	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$19.68	$19.90
Income from investment operations:
Net investment income (loss)	0.31	0.15
Net realized and unrealized gain (loss)	1.18	(0.24)
Total from investment operations	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.13)
Net asset value, end of period	$20.86	$19.68
Total return (b)	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,043	$1,968
Ratio of total expenses to average net assets	0.60%	0.61	% (c) (d)
Ratio of net investment income (loss) to average net assets	1.54%	1.44	% (c)
Portfolio turnover rate (e)	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$25.04	$19.93
Income from investment operations:
Net investment income (loss)	0.14	0.05
Net realized and unrealized gain (loss)	7.54	5.11
Total from investment operations	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.05)
Net realized gain	—	(0.00	) (b)
Total distributions	(0.14)	(0.05)
Net asset value, end of period	$32.58	$25.04
Total return (c)	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,247	$15,024
Ratio of total expenses to average net assets	0.60%	0.60	% (d)
Ratio of net investment income (loss) to average net assets	0.55%	0.66	% (d)
Portfolio turnover rate (e)	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$22.78	$19.94
Income from investment operations:
Net investment income (loss)	0.32	0.14
Net realized and unrealized gain (loss)	2.16	2.84
Total from investment operations	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.14)
Net realized gain	—	(0.00	) (b)
Total distributions	(0.33)	(0.14)
Net asset value, end of period	$24.93	$22.78
Total return (c)	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,740	$2,278
Ratio of total expenses to average net assets	0.60%	0.61	% (d) (e)
Ratio of net investment income (loss) to average net assets	1.27%	1.22	% (d)
Portfolio turnover rate (f)	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2018
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-seven exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 16,535,231	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	50,991	—	—
First Trust Nasdaq Oil & Gas ETF	57,601	—	6,980
First Trust Nasdaq Pharmaceuticals ETF	51,301	—	—
First Trust Nasdaq Retail ETF	24,840	—	—
First Trust Nasdaq Semiconductor ETF	138,170	—	—
First Trust Nasdaq Transportation ETF	39,390	—	—
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2017, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 69,390	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	27,150	—	—
First Trust Nasdaq Oil & Gas ETF	15,440	—	—
First Trust Nasdaq Pharmaceuticals ETF	6,550	—	—
First Trust Nasdaq Retail ETF	13,190	—	—
First Trust Nasdaq Semiconductor ETF	22,790	—	—
First Trust Nasdaq Transportation ETF	14,530	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
As of March 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 671,122	$ (1,097,119)	$ 97,041,723
First Trust Nasdaq Food & Beverage ETF	—	(209,300)	(47,514)
First Trust Nasdaq Oil & Gas ETF	—	(463,616)	232,439
First Trust Nasdaq Pharmaceuticals ETF	8	(196,045)	(137,673)
First Trust Nasdaq Retail ETF	1,169	(212,163)	(13,461)
First Trust Nasdaq Semiconductor ETF	—	(333,857)	1,700,143
First Trust Nasdaq Transportation ETF	—	(123,569)	(39,041)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017 and 2018 remain open to federal and state audit. As of March 31, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2018, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
First Trust Nasdaq Bank ETF	$ 1,097,119
First Trust Nasdaq Food & Beverage ETF	209,300
First Trust Nasdaq Oil & Gas ETF	463,616
First Trust Nasdaq Pharmaceuticals ETF	196,045
First Trust Nasdaq Retail ETF	212,163
First Trust Nasdaq Semiconductor ETF	333,857
First Trust Nasdaq Transportation ETF	123,569
In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the year ended March 31, 2018, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Nasdaq Bank ETF	$ 2,920	$ (56,324,044)	$ 56,321,124
First Trust Nasdaq Food & Beverage ETF	(2,389)	(141,357)	143,746
First Trust Nasdaq Oil & Gas ETF	(6,094)	(85,304)	91,398
First Trust Nasdaq Pharmaceuticals ETF	4	(409,255)	409,251
First Trust Nasdaq Retail ETF	—	(172,162)	172,162
First Trust Nasdaq Semiconductor ETF	2,636	(5,557,842)	5,555,206
First Trust Nasdaq Transportation ETF	1,675	(535,137)	533,462
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
F. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees related to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 442,064,262	$ 438,501,476
First Trust Nasdaq Food & Beverage ETF	2,188,972	2,200,575
First Trust Nasdaq Oil & Gas ETF	3,018,527	3,020,111
First Trust Nasdaq Pharmaceuticals ETF	1,427,124	1,487,038
First Trust Nasdaq Retail ETF	1,949,657	1,961,307
First Trust Nasdaq Semiconductor ETF	15,332,891	15,301,194
First Trust Nasdaq Transportation ETF	2,408,070	2,396,778
For the fiscal year ended March 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 668,558,626	$ 525,463,542
First Trust Nasdaq Food & Beverage ETF	1,991,641	6,039,084
First Trust Nasdaq Oil & Gas ETF	3,875,137	1,863,919
First Trust Nasdaq Pharmaceuticals ETF	3,156,884	3,130,220
First Trust Nasdaq Retail ETF	1,057,379	2,036,481
First Trust Nasdaq Semiconductor ETF	49,565,131	23,380,870
First Trust Nasdaq Transportation ETF	4,885,286	3,777,264
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process or the extent that cash is used in lieu of securities to purchase Creation Units.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
composition of its corresponding index. The Redemption Transaction Fee is currently $500. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 30, 2018.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 15, 2018, First Trust Dorsey Wright DALI I ETF, an additional series of the Trust, began trading under the ticker symbol DALI on Nasdaq.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF , First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, and First Trust Nasdaq Transportation ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI (the “Trust”)), including the portfolios of investments, as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, and the statements of changes in net assets and financial highlights for the year ended March 31, 2018, and the period from September 20, 2016 (commencement of operations) through March 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the First Trust Exchange-Traded Fund VI as of March 31, 2018, and the results of their operations for the year ended March 31, 2018, and the changes in their net assets and the financial highlights for the year ended March 31, 2018, and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 23, 2018
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Federal Tax Information
For the taxable year ended March 31, 2018, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
For the taxable year ended March 31, 2018, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:
Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
Risk Considerations
Risks are inherent in all investing. You should consider each Fund’s investment objective, risks, charges and expenses carefully before investing. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds’ statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund VI.
The following summarizes some of the risks that should be considered for the Funds.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions, and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund’s net asset value and possibly face delisting.
BANKS RISK. Certain of the Funds invest in banks. Banks are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks are subject to extensive regulation at both the federal and state level, which may affect permissible activities, profitability and the amount of capital that they must maintain.
CONCENTRATION RISK. Each Fund will be concentrated in securities of a specific industry sector. A concentration makes each Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.
EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Funds’ investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds’ investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
FOOD AND BEVERAGE COMPANIES RISK. Certain of the Funds invest in food and beverage companies. The food and beverage industry is very competitive and companies in the food and beverage industry are subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, food and beverage products in the marketplace.
INDEX CONSTITUENT RISK. Each Fund may be a constituent of one or more indices. As a result, each Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of a Fund and the market volatility of a Fund. Inclusion in an index could significantly increase demand for a Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and a Fund’s market price may be significantly below a Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, a Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of a Fund can be negatively affected.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which a Fund’s shares are trading on Nasdaq, which could result in a decrease in value of a Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.
NON-CORRELATION RISK. A Fund’s return may not match the return of its index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the index. In addition, a Fund’s portfolio holdings may not exactly replicate the securities included in the index or the ratios between the securities included in the index.
NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
OIL AND GAS COMPANIES RISK. Certain of the Funds invest in oil and gas companies. General problems of the oil and gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. Friction with certain oil producing countries, and between the governments of the United States and other major exporters of oil to the United States, or policy shifts by governmental entities and intergovernmental entities such as OPEC, could put oil exports at risk. In addition, falling oil and gas prices may negatively impact the profitability and business prospects of certain energy companies. Further, global concerns of civil unrest in foreign countries may also affect the flow of oil from such countries.
PHARMACEUTICALS COMPANIES RISK. Certain of the Funds invest in pharmaceutical companies. Pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.
REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the corresponding index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations.
RETAIL COMPANIES RISK. Certain of the Funds invest in retail companies. Retail companies are companies that are engaged in operating merchandise stores, which include department stores, discount stores, warehouse clubs and superstores, specialty stores, and home improvement and home furnishings stores. The retail industry is very competitive and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics, consumer tastes, fads, marketing campaigns and other factors that impact supply and demand can also affect the success of retail products in the marketplace.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
SEMICONDUCTOR COMPANIES RISK. Certain of the Funds invest in companies that are primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. The Fund is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.
SMALL FUND RISK. Certain of the Funds currently have fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq “circuit breaker” rules. Market makers are under no obligation to make a market in a Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on Nasdaq in the event a Fund’s assets are small or a Fund does not have enough shareholders.
TRANSPORTATION COMPANIES RISK. Certain of the Funds invest in transportation companies. Transportation companies include those companies that are involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies, equipment manufacturers, parts suppliers, and companies involved in leasing, maintenance and other transportation related services. The transportation industry is cyclical in nature and changes in general economic conditions, fuel prices, operating costs, labor agreements and insurance costs can affect the demand for, and success of, transportation companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of transportation companies.

NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	153	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	153	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	153	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Managing Director and Chief Operating Officer (January 2015 to Present), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	153	Director of Covenant Transport, Inc. (May 2003 to May 2014)
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	153	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors, L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Web Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
May 2017

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Annual Report
For the Period
June 20, 2017
(Commencement of Operations)
through March 31, 2018

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund’s portfolio and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2018
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI, which contains detailed information about your investment for the period ended March 31, 2018, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for U.S. and global markets. The three major indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had not previously done, it finished 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
At First Trust, we continue to be optimistic about the U.S. economy. The S&P 500® Index was off to a strong start in 2018 returning over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. The first quarter of 2018 was marked with increased volatility in both our markets as well as in world news.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2018
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) sees global real gross domestic product (“GDP”) rising from 3.2% in 2017 to 3.9% in both 2018 and 2019, according to its own release. Global economic growth has been rebounding since it bottomed out at 3.2% in 2016. U.S. real GDP growth is expected to increase from 2.3% in 2017 to 2.9% in 2018, but then dip to 2.7% in 2019, according to the IMF. We believe the key takeaway from these growth targets is that, in our opinion, there does not appear to be a recession on the horizon at this time.
Global mergers and acquisitions (“M&A”) deal volume surpassed the $1 trillion mark in the third week of March 2018, the shortest amount of time it has ever taken to reach that mark at the start of a calendar year, according to the Financial Times. Data from Dealogic shows that M&A activity is up more than 50% from a year ago and 12% higher than at the same point in 2007, which went on to set the all-time high for M&A deal volume at $4.6 trillion. Strong M&A activity is another sign that the current global economic expansion is on solid footing, in our opinion.
The passage of the “Tax Cuts and Jobs Act of 2017” on December 22, 2017, may have been the biggest news story over the past twelve months, in our opinion. One of the end goals of reducing the U.S. federal tax rates on corporations, from 35% to 21%, as well as reducing the rate for individuals, was to boost economic growth. In the current recovery, which commenced in July 2009, the real U.S. GDP growth rate has averaged just 2.2% through December 31, 2017, according to data from the Bureau of Economic Analysis. A sustainable real GDP growth rate at or above the 3.0% mark would reflect that the tax cuts are working. We believe that an acceleration in economic growth in the U.S. beyond what the IMF is projecting could provide an added tailwind to global growth as well.
Global Equities Markets
ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) listed globally stood at $4.919 trillion on March 31, 2018, up 25.71% from $3.913 trillion on March 31, 2017, according to its own release. Total assets invested in U.S. ETFs and ETPs stood at $3.441 trillion on March 31, 2018, up 22.98% from $2.798 Trillion on March 31, 2017. Data released in February 2018 by the Investment Company Institute indicated that equity-based ETFs accounted for nearly 82% of all U.S. ETF assets.
Over the year, three of the major global stock indices posted positive returns. For the 12-month period ended March 31, 2018, the S&P 500®, the MSCI World (ex U.S.) and the MSCI Emerging Markets indices posted total returns of 13.99%, 13.74% (USD) and 24.76% (USD), respectively, according to Bloomberg. The U.S. dollar declined 10.16% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
Estimates for corporate earnings in 2018 and 2019 are encouraging, particularly with respect to the estimate for the S&P 500® Index in 2018, thanks to the passage of the tax reform bill in December 2017, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500®, the MSCI World (ex U.S.) and the MSCI Emerging Markets indices were 16.35%, 11.20% and 14.52%, respectively, as of March 31, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.53%, 6.60% and 11.25%, respectively as of March 31, 2018, according to Bloomberg. We believe that corporate earnings drive the direction of stock prices over time.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks (and depositary receipts) that comprise the Index.
The Index is designed to select dividend-paying developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States). A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	4.23%
Market Price	4.85%
Index Performance
Nasdaq Riskalyze Developed Markets Index	4.95%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	8.42%
MSCI World ex USA Index	7.74%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a net asset value (“NAV”) return of 4.23% during the period covered by this report. During the same period, the MSCI World ex USA Index (“benchmark”) generated a return of 7.74%. The top allocated country in the Fund over the period was Japan with a 19.8% allocation. This country had a 1.1% return in the Fund, which limited the country’s contribution to only 0.3%. The top contributing country was France with a 0.8% contribution, which stemmed from its 10.1% return and 8.5% allocation. The Fund’s holdings among Israeli securities were the least contributing with a -0.1% contribution, stemming from its -15.2% return and 0.4% allocation. The total currency effect over the period was 6.8%, primarily impacted by the Fund’s exposure to the Japanese Yen (1.1% contribution) and the Great British Pound (1.2% contribution). On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is due to the Fund underperforming the benchmark among Japanese securities by -12.4%, which created -2.1% of relative drag. The Fund outperformed the benchmark among Switzerland securities by 2.4%, which reversed 0.1% of relative drag.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Industrials	19.2%
Consumer Staples	17.5
Financials	15.8
Real Estate	12.2
Health Care	8.5
Consumer Discretionary	6.7
Materials	5.5
Telecommunication Services	4.5
Information Technology	4.1
Energy	3.6
Utilities	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
ITOCHU Corp.	3.0%
Secom Co., Ltd.	2.6
Nissin Foods Holdings Co., Ltd.	2.2
Toyo Suisan Kaisha Ltd.	2.1
Japan Tobacco, Inc.	1.7
Croda International PLC	1.6
NTT DOCOMO, Inc.	1.6
Canon, Inc.	1.4
Diageo PLC	1.4
Takeda Pharmaceutical Co., Ltd.	1.3
Total	18.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks (and depositary receipts) that comprise the Index.
The Index is designed to select dividend-paying emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	13.15%
Market Price	13.98%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	14.06%
NASDAQ Emerging Markets Large Mid Cap Index	18.38%
MSCI Emerging Markets Index	17.98%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 13.15% during the period covered by this report. During the same period, the MSCI Emerging Markets Index (“benchmark”) generated a return of 17.98%. The Fund’s holdings of Chinese securities were the highest allocated and top contributing holdings over the period with a 20.9% allocation and 2.5% contribution, stemming from their 11.5% return. Mexican securities were the least contributing holdings in the Fund over the period due to the Fund’s 4.7% allocation among the -8.8% returning holdings, which resulted in a -0.4% contribution. The total currency effect over the period was 1.9%, primarily impacted by the Fund’s exposure to the South African Rand (0.8% contribution) and the Indian Rupee (-0.5% contribution). On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among Chinese securities by -14.2%, which resulted in -3.2% of relative drag. Relative drag of 0.4% was reversed due to the Fund having no exposure to the relatively poor performing South Korean securities.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Classification	% of Total Investments
Financials	34.6%
Information Technology	14.8
Consumer Staples	10.6
Materials	8.0
Industrials	7.6
Energy	6.0
Consumer Discretionary	5.4
Telecommunication Services	5.3
Utilities	3.0
Real Estate	2.5
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
Lenovo Group Ltd.	2.6
Asustek Computer, Inc.	2.6
Delta Electronics, Inc.	2.2
Compal Electronics, Inc.	2.2
IndusInd Bank Ltd.	1.7
Kotak Mahindra Bank Ltd.	1.7
HDFC Bank Ltd.	1.7
Housing Development Finance Corp., Ltd.	1.7
SPAR Group (The) Ltd.	1.3
Total	20.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	9.54%
Market Price	9.64%
Index Performance
Nasdaq Riskalyze US Large Cap Index	10.04%
Nasdaq US 500 Large Cap Index	10.17%
S&P 500® Index	10.00%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 9.54% during the period covered by this report. During the same period, the S&P 500® Index (“benchmark”) generated a return of 10.00%. The Fund held the Information Technology sector at the largest weight over the period with a 20.8% allocation. This sector was also the top returning sector in the Fund with a 19.8% return and 3.9% contribution to the Fund’s return. The worst contributing sector held in the Fund was the Telecommunication Services sector with a -0.1% contribution, stemming from its 2.2% allocation and -7.0% return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among Consumer Discretionary securities by -5.9%, which created -0.7% of relative drag. The Fund’s holdings among the Industrials sector reversed 0.6% of relative drag as the Fund outperformed the benchmark by 6.1%.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	22.3%
Health Care	14.3
Financials	13.6
Consumer Discretionary	12.8
Industrials	11.4
Consumer Staples	6.6
Energy	5.9
Real Estate	5.3
Utilities	2.9
Materials	2.7
Telecommunication Services	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Seagate Technology PLC	0.8%
CenturyLink, Inc.	0.8
AT&T, Inc.	0.7
Hewlett Packard Enterprise Co.	0.7
Verizon Communications, Inc.	0.7
NVIDIA Corp.	0.7
Motorola Solutions, Inc.	0.7
Western Digital Corp.	0.7
Maxim Integrated Products, Inc.	0.7
Harris Corp.	0.7
Total	7.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	8.03%
Market Price	8.08%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	8.56%
Nasdaq US 600 Mid Cap Index	11.35%
S&P MidCap 400® Index	8.97%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 8.03% during the period covered by this report. During the same period, the S&P Midcap 400® Index (“benchmark”) generated a return of 8.97%. The top contributing sector to the Fund over the period was the Information Technology sector with a 2.8% contribution, which stemmed from its 15.5% allocation and 19.7% return. The least contributing sector in the Fund over the period was the Telecommunication Services sector with a -0.5% contribution, which stemmed from its 1.1% allocation and -18.4% return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among Telecommunication Services securities by -6.5%, which created -0.6% of relative drag. The Fund outperformed the benchmark among Information Technology sector securities by 4.6%, which reversed 0.5% of relative drag.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Classification	% of Total Investments
Industrials	17.1%
Information Technology	16.5
Financials	16.1
Consumer Discretionary	14.6
Real Estate	10.7
Health Care	7.9
Materials	6.3
Utilities	3.8
Consumer Staples	3.3
Energy	3.3
Telecommunication Services	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Bio-Techne Corp.	1.3%
Encompass Health Corp.	1.2
Cantel Medical Corp.	1.2
Hill-Rom Holdings, Inc.	1.1
West Pharmaceutical Services, Inc.	1.0
Bruker Corp.	0.9
Healthcare Services Group, Inc.	0.9
CSRA, Inc.	0.9
SS&C Technologies Holdings, Inc.	0.8
Pegasystems, Inc.	0.8
Total	10.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	7.26%
Market Price	7.36%
Index Performance
Nasdaq Riskalyze US Small Cap Index	7.81%
Nasdaq US 700 Small Cap Index	9.92%
S&P SmallCap 600® Index	12.05%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 7.26% during the period covered by this report. During the same period, the S&P Small Cap 600® Index (“benchmark”) generated a return of 12.05%. The Industrials sector was given the highest allocation in the Fund over the period with a 20.4% allocation. This sector was the top contributing sector in the Fund with a 15.0% return and 2.9% contribution. The top performing sector in the Fund was the Materials sector with a 19.6% return, but due to its lower allocation of 4.6%, its contribution to the Fund’s return was limited to 0.7%. The Fund’s worst performing and contributing sector was the Real Estate sector with a 6.9% allocation, -8.0% return, and -0.5% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Health Care sector, which the Fund underperformed by -20.3% creating -2.4% of relative drag. The Fund outperformed the benchmark among Materials securities by 6.9% creating 0.2% of relative outperformance.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Industrials	20.6%
Financials	17.0
Health Care	13.8
Information Technology	12.4
Consumer Discretionary	11.6
Real Estate	6.6
Energy	5.4
Materials	5.3
Consumer Staples	3.1
Utilities	2.2
Telecommunication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Abaxis, Inc.	2.2%
CONMED Corp.	1.9
Ensign Group (The), Inc.	1.8
Analogic Corp.	1.8
Luminex Corp.	1.7
Atrion Corp.	1.6
National HealthCare Corp.	1.5
Owens & Minor, Inc.	1.3
Plantronics, Inc.	1.0
Cabot Microelectronics, Corp.	0.9
Total	15.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	32	0	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies.
Performance
Cumulative Total Returns
Inception (6/20/17) to 3/31/18
Fund Performance
NAV	8.00%
Market Price	8.10%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	8.44%
Nasdaq US 500 Large Cap Index	10.17%
S&P 500® Index	10.00%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 8.00% during the period covered by this report. During the same period, the S&P 500® Index (“benchmark”) generated a return of 10.00%. The Fund’s holdings amongst the Information Technology sector were the Fund’s highest allocated, returning and contributing holdings over the period with a 19.0% allocation, 25.4% return, and 4.4% contribution. The Real Estate sector was the least contributing sector over the period with a -5.9% return and -0.7% contribution. However, it was the Telecommunication Services sector which had the worst performance in the Fund with a -11.5% return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance can be attributable to the Fund over allocating and underperforming the benchmark amongst the Real Estate sector by 10.6% and -4.5%, respectively, creating -1.74% of relative underperformance. The Fund outperformed the benchmark amongst Health Care securities by 5.1% which created 0.7% of relative outperformance.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	21.9%
Consumer Discretionary	16.3
Health Care	15.3
Real Estate	13.2
Industrials	8.5
Energy	6.0
Consumer Staples	5.5
Financials	5.1
Materials	3.0
Utilities	2.9
Telecommunication Services	2.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Seagate Technology PLC	5.5%
Pfizer, Inc.	2.6
International Business Machines Corp.	2.5
Merck & Co, Inc.	2.4
Gilead Sciences, Inc.	2.2
Garmin Ltd.	2.2
General Electric Co.	2.2
Cisco Systems, Inc.	2.2
CA, Inc.	2.0
Maxim Integrated Products, Inc.	2.0
Total	25.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2018 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$1,031.10	0.66%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,067.40	0.75%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,060.30	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,040.30	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,008.80	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,049.00	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Expenses are equal to the annualized expense ratio, as indicated in the table, multiplied by the average account value over the period (October 1, 2017 through March 31, 2018), multiplied by 182/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) – 90.2%
	Australia – 3.4%
1,725	Amcor Ltd. (b)	$18,889
2,426	APA Group (b)	14,772
600	ASX Ltd. (b)	26,003
16,326	AusNet Services (b)	21,117
1,060	Australia & New Zealand Banking Group Ltd. (b)	22,062
2,420	Bank of Queensland Ltd. (b)	20,542
631	Caltex Australia Ltd. (b)	15,328
416	Commonwealth Bank of Australia (b)	23,263
345	Macquarie Group Ltd. (b)	27,509
996	National Australia Bank Ltd. (b)	21,988
1,580	SEEK Ltd. (b)	22,789
3,250	Sonic Healthcare Ltd. (b)	57,506
2,405	Suncorp Group Ltd. (b)	24,804
2,206	Transurban Group (b)	19,454
1,141	Wesfarmers Ltd. (b)	36,563
981	Westpac Banking Corp. (b)	21,729
1,871	Woolworths Group Ltd. (b)	37,976
		432,294
	Austria – 0.3%
46	ams AG (b)	4,830
65	ANDRITZ AG (b)	3,635
171	Erste Group Bank AG (b)	8,597
21	Lenzing AG (b)	2,597
115	OMV AG (b)	6,707
221	Raiffeisen Bank International AG (b) (c)	8,608
61	voestalpine AG (b)	3,200
		38,174
	Belgium – 1.1%
281	Ageas (b)	14,501
600	Anheuser-Busch InBev S.A./N.V. (b)	65,968
105	bpost S.A. (b)	2,372
55	Colruyt S.A. (b)	3,044
126	Groupe Bruxelles Lambert S.A. (b)	14,411
156	KBC Group N.V. (b)	13,584
121	Proximus S.A.D.P. (b)	3,762
50	Solvay S.A. (b)	6,949
41	Telenet Group Holding N.V. (b) (c)	2,741
81	UCB S.A. (b)	6,596
180	Umicore S.A. (b)	9,536
		143,464
	Bermuda – 0.8%
1,250	CK Infrastructure Holdings Ltd. (b)	10,245
3,026	Hiscox Ltd. (b)	61,739
1,000	Hongkong Land Holdings Ltd. (b)	6,909
Shares	Description	Value

	Bermuda (Continued)
100	Jardine Matheson Holdings Ltd. (b)	$6,163
3,750	Kerry Properties Ltd. (b)	16,958
		102,014
	Canada – 6.7%
465	Bank of Montreal	35,125
546	Bank of Nova Scotia (The)	33,633
455	BCE, Inc.	19,579
401	Canadian Imperial Bank of Commerce	35,395
421	Canadian Utilities Ltd., Class A	11,238
346	Emera, Inc.	10,946
4,300	Enbridge Income Fund Holdings, Inc.	93,186
2,230	First Capital Realty, Inc.	35,224
366	Fortis, Inc.	12,355
311	George Weston Ltd.	25,037
1,221	Great-West Lifeco, Inc.	31,161
1,046	IGM Financial, Inc.	30,584
425	Intact Financial Corp.	31,936
496	Loblaw Cos., Ltd.	25,059
730	National Bank of Canada	34,360
1,385	Power Corp. of Canada	31,605
1,266	Power Financial Corp.	31,700
411	Rogers Communications, Inc., Class B	18,356
455	Royal Bank of Canada	35,147
1,181	Shaw Communications, Inc., Class B	22,752
591	TELUS Corp.	20,753
625	Toronto-Dominion Bank (The)	35,467
2,240	TransCanada Corp.	92,636
1,561	Waste Connections, Inc.	112,003
		865,237
	Cayman Islands – 1.0%
2,500	CK Asset Holdings Ltd. (b)	21,098
1,250	CK Hutchison Holdings Ltd. (b)	15,019
5,125	Phoenix Group Holdings (b)	54,843
4,666	Sands China Ltd. (b)	25,356
6,250	WH Group Ltd. (b) (d)	6,697
5,000	Xinyi Glass Holdings Ltd. (b)	7,611
		130,624
	Denmark – 1.7%
5	AP Moller - Maersk A.S., Class B (b)	7,803
80	Carlsberg A.S., Class B (b)	9,552
160	Chr Hansen Holding A.S. (b)	13,848
166	Coloplast A.S., Class B (b)	14,080
225	Danske Bank A.S. (b)	8,430
136	DSV A.S. (b)	10,737
61	Genmab A.S. (b) (c)	13,142
396	GN Store Nord A.S. (b)	14,045
236	H Lundbeck A.S. (b)	13,255

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
260	ISS A.S. (b)	$9,656
156	Jyske Bank A.S. (b)	9,275
285	Novo Nordisk A.S., Class B (b)	14,018
265	Novozymes A.S., Class B (b)	13,796
116	Orsted A.S. (b) (d)	7,547
90	Pandora A.S. (b)	9,738
611	TDC A.S. (b) (c)	5,063
391	Tryg A.S. (b)	9,110
161	Vestas Wind Systems A.S. (b)	11,520
516	William Demant Holding A.S. (b) (c)	19,221
		213,836
	Finland – 1.0%
101	Cargotec OYJ, Class B (b)	5,381
111	Elisa OYJ (b)	5,020
345	Fortum OYJ (b)	7,412
161	Huhtamaki OYJ (b)	7,065
55	Kesko OYJ, Class B (b)	3,150
121	Kone OYJ, Class B (b)	6,039
176	Metso OYJ (b)	5,553
101	Neste OYJ (b)	7,030
4,631	Nokia OYJ (b)	25,573
101	Nokian Renkaat OYJ (b)	4,587
81	Orion Oyj, Class B (b)	2,480
636	Outokumpu OYJ (b)	4,337
320	Sampo OYJ, Class A (b)	17,828
470	Stora Enso OYJ, Class R (b)	8,641
245	UPM-Kymmene OYJ (b)	9,083
273	Wartsila OYJ Abp (b)	6,032
		125,211
	France – 8.1%
265	Aeroports de Paris (b)	57,733
450	Air Liquide S.A. (b)	55,223
1,655	Bureau Veritas SA (b)	43,020
246	Cie Generale des Etablissements Michelin SCA (b)	36,418
460	Danone S.A. (b)	37,298
486	Dassault Systemes SE (b)	66,093
476	Eurazeo S.A. (b)	43,829
71	Hermes International (b)	42,085
591	Legrand S.A. (b)	46,370
170	L’Oreal S.A. (b)	38,396
130	LVMH Moet Hennessy Louis Vuitton SE (b)	40,062
1,520	Orange S.A. (b)	25,837
511	Orpea (b)	64,891
260	Pernod Ricard S.A. (b)	43,292
416	Safran S.A. (b)	44,150
611	Sanofi (b)	49,027
196	SEB S.A. (b)	37,489
751	Sodexo S.A. (b)	75,587
376	Thales S.A. (b)	45,806
1,825	TOTAL S.A. (b)	104,608
Shares	Description	Value

	France (Continued)
251	Wendel S.A. (b)	$39,139
		1,036,353
	Germany – 8.0%
120	Allianz SE (b)	27,127
215	Axel Springer SE (b)	17,985
600	BASF SE (b)	60,850
591	Bayerische Motoren Werke AG (b)	64,283
560	Beiersdorf AG (b)	63,464
755	Daimler AG (b)	64,326
1,021	Deutsche Post AG (b)	44,719
1,460	Deutsche Telekom AG (b)	23,887
156	Fielmann AG (b)	12,612
815	Freenet AG (b)	24,804
295	Fresenius Medical Care AG & Co., KGaA (b)	30,129
1,076	FUCHS PETROLUB SE (Preference Shares) (b)	58,410
221	Hannover Rueck SE (b)	30,152
441	Henkel AG & Co., KGaA (Preference Shares) (b)	57,971
265	LEG Immobilien AG (b)	29,798
260	Merck KGaA (b)	24,946
285	MTU Aero Engines AG (b)	48,033
125	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	29,068
66	Rational AG (b)	41,518
1,000	SAP SE (b)	104,982
321	Siemens AG (b)	40,959
840	Symrise AG (b)	67,636
660	Talanx AG (b)	28,697
626	Vonovia SE (b)	31,043
		1,027,399
	Greece – 0.1%
1,126	Alpha Bank AE (b) (c)	2,405
195	Hellenic Telecommunications Organization S.A. (b)	2,643
6,551	National Bank of Greece S.A. (b) (c)	2,120
		7,168
	Hong Kong – 1.8%
2,000	AIA Group Ltd. (b)	17,097
3,500	Bank of East Asia (The) Ltd. (b)	14,024
1,250	CLP Holdings Ltd. (b)	12,745
7,500	Hang Lung Properties Ltd. (b)	17,603
750	Hang Seng Bank Ltd. (b)	17,426
2,500	Henderson Land Development Co., Ltd. (b)	16,393
5,000	Hong Kong & China Gas Co., Ltd. (b)	10,304

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
666	Hong Kong Exchanges and Clearing Ltd. (b)	$21,936
3,750	MTR Corp., Ltd. (b)	20,243
11,666	New World Development Co., Ltd. (b)	16,627
1,250	Power Assets Holdings Ltd. (b)	11,167
10,000	Sino Land Co., Ltd. (b)	16,208
1,000	Sun Hung Kai Properties Ltd. (b)	15,873
2,084	Swire Pacific Ltd., Class A (b)	21,104
1,250	Techtronic Industries Co., Ltd. (b)	7,336
		236,086
	Ireland – 0.6%
726	Bank of Ireland Group PLC (b)	6,362
266	CRH PLC (b)	9,010
105	DCC PLC (b)	9,674
376	Glanbia PLC	6,477
75	Kerry Group PLC, Class A	7,604
240	Kingspan Group PLC (b)	10,163
890	Ryanair Holdings PLC (b) (c)	17,537
326	Smurfit Kappa Group PLC (b)	13,235
		80,062
	Israel – 0.3%
1,100	Bank Hapoalim BM (b)	7,565
1,750	Bank Leumi Le-Israel BM (b)	10,571
770	Bezeq The Israeli Telecommunication Corp., Ltd. (b)	987
50	Frutarom Industries Ltd. (b)	4,597
800	Teva Pharmaceutical Industries Ltd. (b)	13,650
		37,370
	Italy – 2.2%
8,475	A2A S.p.A. (b)	16,211
940	Assicurazioni Generali S.p.A. (b)	18,069
165	Atlantia S.p.A. (b)	5,113
2,005	Banca Mediolanum S.p.A. (b)	17,517
155	Brembo S.p.A. (b)	2,396
195	Buzzi Unicem S.p.A (b)	4,568
361	Davide Campari-Milano S.p.A. (b)	2,733
31	DiaSorin S.p.A. (b)	2,792
2,420	Enel S.p.A. (b)	14,808
2,255	Eni S.p.A. (b)	39,722
1,976	FinecoBank Banca Fineco S.p.A. (b)	23,784
55	IMA Industria Macchine Automatiche S.p.A. (b)	5,357
4,956	Intesa Sanpaolo S.p.A. (b)	18,045
280	Leonardo S.p.A. (b)	3,238
1,631	Mediobanca Banca di Credito Finanziario S.p.A. (b)	19,175
Shares	Description	Value

	Italy (Continued)
90	Moncler S.p.A. (b)	$3,425
2,380	Poste Italiane S.p.A. (b) (d)	21,740
155	Prysmian S.p.A. (b)	4,867
60	Recordati S.p.A. (b)	2,214
91	Salvatore Ferragamo S.p.A (b)	2,507
3,025	Snam S.p.A. (b)	13,905
14,356	Telecom Italia S.p.A. (b) (c)	13,631
2,495	Terna Rete Elettrica Nazionale S.p.A (b)	14,581
7,505	UnipolSai Assicurazioni S.p.A. (b)	17,845
		288,243
	Japan – 18.6%
4,900	Canon, Inc.	177,432
200	Central Japan Railway Co.	37,837
400	East Japan Railway Co.	37,073
1,000	Hankyu Hanshin Holdings, Inc.	37,075
20,000	ITOCHU Corp.	388,422
7,600	Japan Tobacco, Inc.	218,990
960	Kintetsu Group Holdings Co., Ltd.	37,397
500	Lawson, Inc.	34,068
1,540	Nagoya Railroad Co., Ltd.	39,019
4,100	Nissin Foods Holdings Co., Ltd.	284,366
7,900	NTT DOCOMO, Inc.	201,686
500	Oriental Land Co., Ltd.	51,055
4,500	Secom Co., Ltd.	334,947
3,500	Takeda Pharmaceutical Co., Ltd.	170,485
1,440	Tobu Railway Co., Ltd.	43,374
6,900	Toyo Suisan Kaisha Ltd.	267,492
500	West Japan Railway Co.	34,918
		2,395,636
	Jersey – 1.1%
2,075	Experian PLC (b)	44,875
7,210	UBM PLC (b)	94,911
		139,786
	Luxembourg – 0.6%
216	APERAM S.A. (b)	10,343
440	ArcelorMittal (b) (c)	13,975
1,265	Grand City Properties S.A. (b)	30,260
1,500	Samsonite International S.A. (b)	6,861
451	Subsea 7 S.A. (b)	5,805
375	Tenaris S.A. (b)	6,482
		73,726
	Netherlands – 3.0%
71	Aalberts Industries N.V. (b)	3,618
675	ABN AMRO Group NV (b) (d)	20,354
3,475	Aegon N.V. (b)	23,445
121	Akzo Nobel N.V. (b)	11,432
465	Altice N.V., Class A (b) (c)	3,843
390	ASM International N.V. (b)	28,518
145	ASML Holding N.V. (b)	28,753

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
100	Boskalis Westminster (b)	$2,931
370	Heineken Holding N.V. (b)	38,151
351	Heineken N.V. (b)	37,751
1,096	ING Groep N.V. (b)	18,495
750	Koninklijke Ahold Delhaize N.V. (b)	17,772
140	Koninklijke DSM N.V. (b)	13,916
2,715	Koninklijke KPN N.V. (b)	8,164
870	Koninklijke Philips N.V. (b)	33,314
80	Koninklijke Vopak N.V. (b)	3,928
481	NN Group N.V. (b)	21,371
55	Randstad N.V. (b)	3,622
656	RELX N.V. (b)	13,598
140	SBM Offshore N.V. (b)	2,245
586	Unilever N.V. (b)	33,077
301	Wolters Kluwer N.V. (b)	16,009
		384,307
	New Zealand – 0.1%
711	Auckland International Airport Ltd. (b)	3,155
451	Fisher & Paykel Healthcare Corp., Ltd. (b)	4,320
575	Fletcher Building Ltd. (b)	2,521
1,366	Spark New Zealand Ltd. (b)	3,315
		13,311
	Norway – 0.6%
381	Aker BP ASA (b)	10,329
310	DNB ASA (b)	6,106
360	Gjensidige Forsikring ASA (b)	6,621
326	Marine Harvest ASA (b)	6,590
911	Norsk Hydro ASA (b)	5,404
631	Orkla ASA (b)	6,800
131	Schibsted ASA, Class A (b)	3,691
370	Statoil ASA (b)	8,757
736	Storebrand ASA (b)	6,052
486	Telenor ASA (b)	11,052
146	Yara International ASA (b)	6,239
		77,641
	Portugal – 0.1%
7,316	Banco Comercial Portugues S.A., Class R (b) (c)	2,453
1,396	EDP - Energias de Portugal S.A. (b)	5,304
386	Galp Energia SGPS S.A. (b)	7,280
195	Jeronimo Martins SGPS S.A. (b)	3,547
		18,584
	Singapore – 1.0%
2,600	CapitaLand Ltd. (b)	7,120
1,000	City Developments Ltd. (b)	9,964
2,100	ComfortDelGro Corp., Ltd. (b)	3,297
500	DBS Group Holdings Ltd. (b)	10,561
Shares	Description	Value

	Singapore (Continued)
13,000	Hutchison Port Holdings Trust (b)	$3,851
100	Jardine Cycle & Carriage Ltd. (b)	2,642
600	Keppel Corp., Ltd. (b)	3,588
1,000	Oversea-Chinese Banking Corp., Ltd. (b)	9,851
1,600	SATS Ltd. (b)	6,287
1,500	Sembcorp Industries Ltd (b)	3,587
500	Singapore Airlines Ltd. (b)	4,155
1,400	Singapore Exchange Ltd. (b)	7,904
1,600	Singapore Press Holdings Ltd. (b)	3,087
2,100	Singapore Technologies Engineering Ltd. (b)	5,777
5,600	Singapore Telecommunications Ltd. (b)	14,463
500	United Overseas Bank Ltd. (b)	10,521
1,400	UOL Group Ltd. (b)	9,179
3,500	Wilmar International Ltd. (b)	8,533
		124,367
	South Korea – 4.7%
241	CJ CheilJedang Corp.	72,691
101	CJ Logistics Corp. (b) (c)	13,096
141	DB Insurance Co., Ltd.	8,598
80	GS Holdings Corp.	4,661
1,506	Hanwha Life Insurance Co., Ltd.	8,746
716	Industrial Bank of Korea	10,311
310	Kangwon Land, Inc.	8,202
185	KB Financial Group, Inc.	10,535
45	KCC Corp.	14,586
2,721	Kia Motors Corp.	79,136
211	Korea Electric Power Corp.	6,503
195	Korea Gas Corp. (c)	8,864
91	Korea Zinc Co., Ltd.	40,894
631	KT Corp., ADR	8,645
816	KT&G Corp. (b)	76,757
210	LG Corp.	16,963
34	Samsung Electronics Co., Ltd.	78,501
36	Samsung Fire & Marine Insurance Co., Ltd.	9,136
91	Samsung Life Insurance Co., Ltd.	9,903
205	Shinhan Financial Group Co., Ltd.	8,789
290	SK Holdings Co., Ltd.	80,533
26	SK Innovation Co., Ltd.	5,147
35	SK Telecom Co., Ltd.	7,667
40	S-Oil Corp.	4,503
576	Woori Bank	7,917
		601,284
	Spain – 2.6%
136	Acciona S.A. (b)	10,340
131	Acerinox S.A. (b)	1,832

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
300	ACS Actividades de Construccion y Servicios S.A. (b)	$11,705
61	Aena SME S.A. (b) (d)	12,300
171	Amadeus IT Group S.A. (b)	12,654
3,196	Banco Bilbao Vizcaya Argentaria S.A. (b)	25,311
4,091	Banco Santander S.A. (b)	26,777
3,020	Bankinter S.A. (b)	31,092
845	Cellnex Telecom S.A. (b) (d)	22,590
40	Ebro Foods S.A. (b)	1,018
421	Enagas S.A. (b)	11,529
525	Endesa S.A. (b)	11,566
505	Ferrovial S.A. (b)	10,558
535	Gas Natural SDG S.A. (b)	12,769
390	Grifols S.A. (b)	11,057
1,526	Iberdrola S.A. (b)	11,221
345	Industria de Diseno Textil S.A. (b)	10,846
8,776	Mapfre S.A. (b)	29,198
1,150	Mediaset Espana Comunicacion S.A. (b)	11,715
896	Melia Hotels International S.A. (b)	12,684
565	Red Electrica Corp. S.A. (b)	11,663
1,120	Repsol S.A. (b)	19,909
1,776	Telefonica S.A. (b)	17,595
		337,929
	Sweden – 2.3%
565	Alfa Laval AB (b)	13,390
605	Assa Abloy AB, Class B (b)	13,114
325	Atlas Copco AB, Class A (b)	14,115
651	Axfood AB (b)	11,144
900	Castellum AB (b)	14,741
211	Electrolux AB, Class B (b)	6,663
700	Husqvarna AB, Class B (b)	6,767
296	ICA Gruppen AB (b)	10,494
556	Industrivarden AB, Class C (b)	12,967
285	Investor AB, Class B (b)	12,661
431	Kinnevik AB, Class B (b)	15,571
176	L E Lundbergforetagen AB, Class B (b)	12,652
1,041	Nordea Bank AB (b)	11,139
271	Saab AB, Class B (b)	12,292
800	Sandvik AB (b)	14,657
825	Securitas AB, Class B (b)	14,047
1,071	Skandinaviska Enskilda Banken AB, Class A (b)	11,252
595	Skanska AB, Class B (b)	12,199
635	SKF AB, Class B (b)	13,009
936	Svenska Handelsbanken AB, Class A (b)	11,716
510	Swedbank AB, Class A (b)	11,460
205	Swedish Match AB (b)	9,290
Shares	Description	Value

	Sweden (Continued)
711	Tele2 AB, Class B (b)	$8,562
1,730	Telia Co., AB (b)	8,151
551	Trelleborg AB, Class B (b)	13,884
		295,937
	Switzerland – 7.9%
835	ABB Ltd. (b)	19,855
265	Adecco Group AG (b)	18,876
155	Baloise Holding AG (b)	23,712
60	Barry Callebaut AG (b)	117,346
16	Chocoladefabriken Lindt & Spruengli AG (b)	99,267
301	Clariant AG (b)	7,201
11	EMS-Chemie Holding AG (b)	6,959
90	Flughafen Zurich AG (b)	19,877
41	Geberit AG (b)	18,131
4	Givaudan S.A. (b)	9,125
45	Helvetia Holding AG (b)	26,826
111	Kuehne + Nagel International AG (b)	17,483
1,075	Nestle S.A. (b)	84,970
1,376	Novartis AG (b)	111,292
36	Partners Group Holding AG (b)	26,789
265	PSP Swiss Property AG (b)	25,859
461	Roche Holding AG (b)	105,752
91	Schindler Holding AG (b)	19,635
9	SGS S.A. (b)	22,139
695	Sonova Holding AG (b)	110,493
70	Swiss Life Holding AG (b)	24,946
271	Swiss Prime Site AG (b)	26,226
270	Swiss Re AG (b)	27,558
25	Swisscom AG (b)	12,403
80	Zurich Insurance Group AG (b)	26,389
		1,009,109
	United Kingdom – 10.5%
7,531	Aviva PLC (b)	52,559
10,430	BBA Aviation PLC (b)	46,963
1,371	Bunzl PLC (b)	40,316
3,210	Croda International PLC (b)	206,215
5,150	Diageo PLC (b)	174,171
4,931	GlaxoSmithKline PLC (b)	95,765
7,321	Informa PLC (b)	73,767
1,011	London Stock Exchange Group PLC (b)	58,540
1,530	National Grid PLC (b)	17,222
1,855	Reckitt Benckiser Group PLC (b)	156,576
3,006	RELX PLC (b)	61,749
10,351	Rentokil Initial PLC (b)	39,448
6,220	RSA Insurance Group PLC (b)	55,069
1,155	Schroders PLC (b)	51,823
650	Severn Trent PLC (b)	16,828
5,446	Smith & Nephew PLC (b)	101,878
1,011	SSE PLC (b)	18,137

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
30,941	Vodafone Group PLC (b)	$84,656
		1,351,682
	Total Common Stocks	11,586,834
	(Cost $11,605,638)
REAL ESTATE INVESTMENT TRUSTS (a) – 9.3%
	Australia – 1.5%
3,305	Dexus (b)	23,799
3,810	Goodman Group (b)	24,773
6,330	GPT (The) Group (b)	23,200
13,711	Mirvac Group (b)	22,786
7,990	Scentre Group (b)	23,578
7,301	Stockland (b)	22,654
11,805	Vicinity Centres (b)	21,942
4,005	Westfield Corp. (b)	26,269
		189,001
	Canada – 0.2%
1,835	RioCan Real Estate Investment Trust	33,671
	France – 1.5%
391	Fonciere Des Regions (b)	43,134
251	Gecina S.A. (b)	43,556
456	ICADE (b)	44,271
1,040	Klepierre S.A. (b)	41,920
81	Unibail-Rodamco SE (b)	18,502
		191,383
	Hong Kong – 0.3%
22,500	Champion REIT (b)	16,084
2,500	Link REIT (b)	21,429
		37,513
	Japan – 3.7%
24	Daiwa House REIT Investment Corp.	57,426
16	Japan Prime Realty Investment Corp.	56,990
11	Japan Real Estate Investment Corp. (b)	57,180
31	Japan Retail Fund Investment Corp.	59,492
11	Nippon Building Fund, Inc. (b)	61,015
26	Nippon Prologis REIT, Inc.	55,956
40	Orix JREIT, Inc.	61,350
39	United Urban Investment Corp.	61,136
		470,545
	Singapore – 0.3%
3,600	Ascendas Real Estate Investment Trust (b)	7,251
6,000	CapitaLand Commercial Trust (b)	8,411
5,000	CapitaLand Mall Trust (b)	7,959
Shares	Description	Value

	Singapore (Continued)
6,600	Mapletree Commercial Trust (b)	$7,918
5,500	Suntec Real Estate Investment Trust (b)	7,974
		39,513
	Spain – 0.5%
2,880	Inmobiliaria Colonial Socimi S.A. (b)	33,315
2,061	Merlin Properties Socimi S.A. (b)	31,571
		64,886
	United Kingdom – 1.3%
7,215	Hammerson PLC (b)	54,389
7,230	Segro PLC (b)	61,017
3,815	Shaftesbury PLC (b)	52,508
		167,914
	Total Real Estate Investment Trusts	1,194,426
	(Cost $1,158,936)
	Total Investments – 99.5%	12,781,260
	(Cost $12,764,574) (e)
	Net Other Assets and Liabilities – 0.5%	64,532
	Net Assets – 100.0%	$12,845,792

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $8,608,854 or 67.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2018
(e)	Aggregate cost for federal income tax purposes was $12,806,616. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $428,567 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $453,923. The net unrealized depreciation was $25,356.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 865,237	$ 865,237	$ —	$ —
Ireland	80,062	14,081	65,981	—
Japan	2,395,636	2,395,636	—	—
South Korea	601,284	511,431	89,853	—
Other Country Categories*	7,644,615	—	7,644,615	—
Real Estate Investment Trusts:
Canada	33,671	33,671	—	—
Japan	470,545	352,350	118,195	—
Other Country Categories*	690,210	—	690,210	—
Total Investments	$ 12,781,260	$ 4,172,406	$ 8,608,854	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
Currency Exposure Diversification	% of Total Investments
EUR	29.6%
JPY	22.4
GBP	14.0
CHF	7.9
CAD	7.0
AUD	4.9
KRW	4.6
HKD	3.0
SEK	2.3
DKK	1.7
SGD	1.3
NOK	0.7
ILS	0.3
USD	0.2
NZD	0.1
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) – 98.7%
	Brazil – 9.1%
3,798	Ambev S.A.	$27,690
3,476	B3 S.A. - Brasil Bolsa Balcao	28,101
2,492	Banco Bradesco S.A.	29,038
2,908	BB Seguridade Participacoes S.A.	25,782
1,750	BRF S.A. (b)	12,102
314	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	6,325
3,787	Cielo S.A.	23,733
1,412	EDP - Energias do Brasil S.A.	5,693
590	Engie Brasil Energia S.A.	6,998
349	Equatorial Energia S.A.	7,558
2,482	Hypera S.A.	27,185
2,120	Iguatemi Empresa de Shopping Centers S.A.	25,211
1,920	Itau Unibanco Holding S.A. (Preference Shares)	29,840
7,547	Itausa - Investimentos Itau S.A. (Preference Shares)	31,523
3,730	Klabin S.A.	23,387
2,575	Lojas Renner S.A.	26,792
6,050	MRV Engenharia e Participacoes S.A.	29,779
1,135	Multiplan Empreendimentos Imobiliarios S.A., Preference Shares	23,611
2,210	Porto Seguro S.A.	32,506
1,238	Raia Drogasil S.A.	28,049
410	Telefonica Brasil S.A. (Preference Shares)	6,259
1,790	TIM Participacoes S.A.	7,807
961	Transmissora Alianca de Energia Eletrica S.A.	6,325
284	Ultrapar Participacoes S.A.	6,101
3,199	WEG S.A.	21,908
		499,303
	Cayman Islands – 0.9%
15,500	China Conch Venture Holdings Ltd. (c)	47,564
	Chile – 1.6%
59,076	Banco de Chile	9,959
144	Banco de Credito e Inversiones	10,754
121,195	Banco Santander Chile	10,235
2,393	Cencosud S.A. (c)	7,337
573	Empresas COPEC S.A. (c)	8,928
60,071	Enel Americas S.A.	14,115
556	Latam Airlines Group S.A. (c)	8,717
750	SACI Falabella (c)	7,201
179	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (c)	8,675
		85,921
Shares	Description	Value

	China – 15.3%
98,499	Agricultural Bank of China Ltd., Class H (c)	$56,562
88,999	Bank of China Ltd., Class H (c)	48,617
60,500	Bank of Communications Co., Ltd., Class H (c)	47,831
62,000	CGN Power Co., Ltd., Class H (c)	16,130
69,000	China CITIC Bank Corp., Ltd., Class H (c)	47,609
53,500	China Construction Bank Corp., Class H (c)	55,881
95,000	China Everbright Bank Co., Ltd., Class H (c)	46,026
48,250	China Minsheng Banking Corp., Ltd., Class H (c)	47,323
4,500	China Mobile Ltd. (c)	41,244
40,999	China Petroleum & Chemical Corp., Class H (c)	36,370
51,000	China Railway Group Ltd., Class H (c)	35,519
85,999	China Telecom Corp., Ltd., Class H (c)	38,143
47,999	CRRC Corp., Ltd., Class H (c)	41,178
20,200	GF Securities Co., Ltd., Class H (c)	37,415
27,400	Haitong Securities Co., Ltd., Class H (c)	36,496
59,500	Industrial & Commercial Bank of China Ltd., Class H (c)	51,853
98,499	People’s Insurance Co Group of China (The) Ltd. (c)	46,585
5,750	Ping An Insurance Group Co. of China Ltd., Class H (c)	59,286
77,000	Postal Savings Bank of China Co., Ltd., Class H (c)	48,838
		838,906
	Colombia – 0.3%
1,742	Bancolombia S.A. (Preference Shares)	18,255
	Czech Republic – 0.1%
230	CEZ A.S.	5,727
	Hong Kong – 5.0%
9,000	BOC Hong Kong Holdings Ltd. (c)	44,152
52,000	China Power International Development Ltd. (c)	13,444
29,000	CITIC Ltd. (c)	40,837
23,000	CNOOC Ltd. (c)	34,056
280,000	Lenovo Group Ltd. (c)	144,013
		276,502
	Hungary – 0.4%
608	MOL Hungarian Oil & Gas PLC (c)	6,633

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hungary (Continued)
297	OTP Bank PLC (c)	$13,345
186	Richter Gedeon Nyrt (c)	3,887
		23,865
	India – 17.4%
1,497	ACC Ltd. (c)	34,647
2,217	Asian Paints Ltd. (c)	38,215
327	Bajaj Auto Ltd. (c)	13,852
50	Bosch Ltd. (c)	14,010
233	Britannia Industries Ltd. (c)	17,834
6,633	Cipla Ltd. (c)	55,666
960	Colgate-Palmolive India Ltd.	15,556
3,332	Dabur India Ltd. (c)	16,723
2,455	HCL Technologies Ltd. (c)	36,426
3,179	HDFC Bank Ltd. (c)	92,799
269	Hero MotoCorp Ltd. (c)	14,648
865	Hindustan Unilever Ltd. (c)	17,784
3,293	Housing Development Finance Corp., Ltd.	92,244
3,414	IndusInd Bank Ltd. (c)	94,881
5,722	Kotak Mahindra Bank Ltd. (c)	92,806
2,170	Larsen & Toubro Ltd. (c)	43,851
3,951	Mahindra & Mahindra Ltd. (c)	44,875
3,271	Marico Ltd. (c)	16,378
127	Maruti Suzuki India Ltd. (c)	17,337
141	Nestle India Ltd. (c)	17,792
4,172	Pidilite Industries Ltd.	58,708
7,933	Power Grid Corp. of India Ltd.	23,505
1,244	Rajesh Exports Ltd.	14,107
881	Tata Consultancy Services Ltd. (c)	38,608
7,641	Wipro Ltd. (c)	33,365
		956,617
	Indonesia – 2.5%
20,941	Astra International Tbk PT (c)	11,137
10,710	Bank Central Asia Tbk PT (c)	18,194
32,329	Bank Mandiri Persero Tbk PT (c)	18,129
29,380	Bank Negara Indonesia Persero Tbk PT (c)	18,606
71,166	Bank Rakyat Indonesia Persero Tbk PT (c)	18,677
2,531	Gudang Garam Tbk PT (c)	13,365
14,861	Perusahaan Gas Negara Persero Tbk (c)	2,499
74,576	Telekomunikasi Indonesia Persero Tbk PT (c)	19,610
6,021	United Tractors Tbk PT (c)	14,047
		134,264
	Malaysia – 3.1%
6,700	AirAsia Bhd	6,807
7,800	Axiata Group Bhd	10,990
11,200	CIMB Group Holdings Bhd	20,819
Shares	Description	Value

	Malaysia (Continued)
8,000	Dialog Group Bhd	$6,349
7,700	Gamuda Bhd	10,312
2,400	Genting Bhd	5,417
4,300	Genting Malaysia Bhd	5,447
2,000	Kuala Lumpur Kepong Bhd (c)	13,264
7,400	Malayan Banking Bhd	20,279
5,800	Petronas Chemicals Group Bhd	12,386
3,500	Public Bank Bhd (c)	21,762
16,360	Sime Darby Bhd	11,166
6,200	Tenaga Nasional Bhd	26,031
		171,029
	Mexico – 4.4%
6,681	Alfa S.A.B. de C.V., Class A	8,563
3,452	Alsea S.A.B. de C.V.	12,093
44,089	America Movil S.A.B. de C.V., Series L	41,834
1,668	Arca Continental S.A.B. de C.V.	11,535
9,281	Cemex S.A.B. de C.V.	6,131
1,485	Coca-Cola Femsa S.A.B. de C.V., Series L	9,802
1,573	El Puerto de Liverpool S.A.B. de C.V.	11,659
1,201	Fomento Economico Mexicano S.A.B. de C.V.	10,993
8,799	Gentera S.A.B. de C.V.	6,408
780	Gruma S.A.B. de C.V., Ser B	8,933
1,523	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,440
825	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	8,151
443	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	7,454
4,721	Grupo Bimbo S.A.B. de C.V., Series A	10,390
2,054	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	12,457
2,726	Grupo Mexico S.A.B. de C.V., Series B	9,096
2,559	Grupo Televisa S.A.B.	8,170
336	Industrias Penoles S.A.B. de C.V.	6,784
744	Infraestructura Energetica Nova S.A.B. de C.V.	3,630
5,639	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	10,577
3,157	Mexichem S.A.B. de C.V.	9,681
797	Promotora y Operadora de Infraestructura S.A.B. de C.V.	7,925
5,576	Wal-Mart de Mexico S.A.B. de C.V.	14,109
		243,815
	Netherlands – 0.0%
62	X5 Retail Group N.V., GDR (b) (c)	2,079

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Philippines – 1.3%
19,200	Ayala Land, Inc. (c)	$15,194
6,410	BDO Unibank, Inc. (c)	17,188
9,690	Metropolitan Bank & Trust Co. (c)	15,957
1,440	SM Investments Corp. (c)	25,484
		73,823
	Poland – 1.3%
478	Alior Bank S.A. (b) (c)	10,293
256	Bank Pekao S.A. (c)	9,235
181	CD Projekt S.A. (c)	5,799
160	Jastrzebska Spolka Weglowa S.A. (b) (c)	3,793
132	KGHM Polska Miedz S.A. (c)	3,362
1,793	PGE Polska Grupa Energetyczna S.A. (b) (c)	5,197
249	Polski Koncern Naftowy ORLEN S.A. (c)	6,129
4,468	Polskie Gornictwo Naftowe i Gazownictwo S.A. (c)	7,385
926	Powszechna Kasa Oszczednosci Bank Polski S.A. (c)	10,964
711	Powszechny Zaklad Ubezpieczen S.A. (c)	8,695
		70,852
	Russia – 4.5%
866	Aeroflot PJSC	2,352
10,947	Alrosa PJSC	17,580
1,223,206	Federal Grid Co. Unified Energy System PJSC	3,869
14,933	Gazprom PJSC	37,101
596	LUKOIL PJSC	41,209
67	Magnit PJSC, GDR (c)	1,243
848	MegaFon PJSC, GDR (c)	8,387
91	MMC Norilsk Nickel PJSC	17,092
1,987	Mobile TeleSystems PJSC	10,203
2,175	Moscow Exchange MICEX-RTS PJSC	4,442
2,748	Novatek PJSC	35,382
245,819	RusHydro PJSC	3,304
1,030	Severstal PJSC	15,685
4,437	Tatneft PJSC	47,369
		245,218
	South Africa – 8.2%
254	Aspen Pharmacare Holdings Ltd. (c)	5,573
723	Bidvest Group (The) Ltd. (c)	13,720
154	Capitec Bank Holdings Ltd. (c)	11,330
4,439	Clicks Group Ltd. (c)	68,579
940	Discovery Ltd. (c)	13,561
2,543	FirstRand Ltd. (c)	14,370
1,350	Investec Ltd. (c)	10,543
Shares	Description	Value

	South Africa (Continued)
3,250	Life Healthcare Group Holdings Ltd.	$7,580
560	Mondi Ltd.	15,242
653	Nedbank Group Ltd. (c)	15,739
3,236	Netcare Ltd.	7,654
12,175	Pick n Pay Stores Ltd.	70,487
3,190	Rand Merchant Investment Holdings Ltd. (c)	10,785
609	Remgro Ltd. (c)	11,415
2,084	RMB Holdings Ltd. (c)	13,590
1,955	Sanlam Ltd. (c)	14,123
2,198	Sappi Ltd. (c)	14,201
545	Sasol Ltd. (c)	18,593
4,198	SPAR Group (The) Ltd.	71,827
383	Tiger Brands Ltd. (c)	11,987
2,261	Vodacom Group Ltd. (c)	29,219
		450,118
	Taiwan – 16.6%
15,161	Asustek Computer, Inc.	142,734
19,487	Cheng Shin Rubber Industry Co., Ltd.	31,446
42,746	China Development Financial Holding Corp.	15,247
22,996	China Steel Corp.	18,534
4,223	Chunghwa Telecom Co., Ltd.	16,367
175,531	Compal Electronics, Inc.	119,200
20,335	CTBC Financial Holding Co., Ltd.	14,786
26,475	Delta Electronics, Inc. (c)	119,217
21,347	E.Sun Financial Holding Co., Ltd.	14,277
32,668	Eva Airways Corp.	16,694
6,120	Far EasTone Telecommunications Co., Ltd.	16,372
19,865	First Financial Holding Co., Ltd. (c)	13,855
6,073	Formosa Chemicals & Fibre Corp.	22,599
6,100	Formosa Plastics Corp.	21,653
8,169	Fubon Financial Holding Co., Ltd. (c)	14,153
23,488	Hua Nan Financial Holdings Co., Ltd.	14,178
16,302	Mega Financial Holding Co., Ltd.	14,034
7,496	Nan Ya Plastics Corp.	21,107
42,553	SinoPac Financial Holdings Co., Ltd.	15,178
29,608	Taishin Financial Holding Co., Ltd. (c)	14,623
24,688	Taiwan Cooperative Financial Holding Co., Ltd.	14,564
4,086	Taiwan Mobile Co., Ltd.	15,345
17,472	Taiwan Semiconductor Manufacturing Co., Ltd.	147,413

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
18,627	Uni-President Enterprises Corp.	$43,761
29,608	Yuanta Financial Holding Co., Ltd. (c)	13,663
		911,000
	Thailand – 5.3%
2,800	Advanced Info Service PCL	18,625
7,400	Airports of Thailand PCL	15,974
900	Bangkok Bank PCL	5,670
900	Bangkok Bank PCL	5,670
10,900	Bangkok Dusit Medical Services PCL, Class F	8,191
54,200	Bangkok Expressway & Metro PCL	12,393
1,000	Bumrungrad Hospital PCL	6,812
4,400	Central Pattana PCL	10,975
12,500	Charoen Pokphand Foods PCL	10,093
4,700	CP ALL PCL	13,227
5,600	Global Power Synergy PCL, Class F	13,610
25,700	Home Product Center PCL	11,670
400	Intouch Holdings PCL (c)	743
2,500	Intouch Holdings PCL, Class F	4,637
40,000	IRPC PCL	9,466
1,700	Kasikornbank PCL (c)	11,569
18,300	Krung Thai Bank PCL	11,061
34,900	Land & Houses PCL	11,719
7,700	Minor International PCL	9,419
2,800	PTT Exploration & Production PCL	10,253
6,300	PTT Global Chemical PCL	19,039
600	PTT PCL	10,591
900	Siam Cement (The) PCL	14,391
2,300	Siam Commercial Bank Public Co., Ltd.	10,518
2,700	Thai Oil PCL	7,922
4,500	Tisco Financial Group PCL	12,916
136,000	TMB Bank PCL	11,134
		288,288
	Turkey – 1.4%
1,809	Akbank Turk A.S.	4,379
768	Arcelik A.S.	3,475
192	BIM Birlesik Magazalar A.S.	3,499
1,379	Eregli Demir ve Celik Fabrikalari TAS	3,663
1,697	Haci Omer Sabanci Holding A.S.	4,516
1,337	KOC Holding A.S.	5,537
1,782	Petkim Petrokimya Holding A.S.	3,677
835	TAV Havalimanlari Holding A.S.	5,054
180	Tupras Turkiye Petrol Rafinerileri A.S.	4,946
1,622	Turk Hava Yollari AO (b)	7,857
1,317	Turkcell Iletisim Hizmetleri A.S.	5,057
1,756	Turkiye Garanti Bankasi A.S.	4,869
Shares	Description	Value

	Turkey (Continued)
1,403	Turkiye Halk Bankasi A.S.	$3,183
2,507	Turkiye Is Bankasi, Class C	4,537
4,258	Turkiye Sise ve Cam Fabrikalari A.S.	5,569
2,711	Turkiye Vakiflar Bankasi TAO, Class D	4,473
3,935	Yapi ve Kredi Bankasi A.S. (b)	4,428
		78,719
	Total Common Stocks	5,421,865
	(Cost $4,980,010)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.2%
8,398	Fibra Uno Administracion S.A. de C.V.	12,657
	South Africa – 0.6%
3,413	Fortress REIT Ltd., Class B (c)	3,446
5,444	Growthpoint Properties Ltd.	13,064
12,374	Redefine Properties Ltd. (c)	12,116
994	Resilient REIT Ltd. (c)	4,193
		32,819
	Turkey – 0.1%
6,342	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b) (c)	4,080
	Total Real Estate Investment Trusts	49,556
	(Cost $57,700)
RIGHTS (a) – 0.0%
	Philippines – 0.0%
2,437	Metropolitan Bank & Trust Co., expiring 4/4/18 (b) (c)	505
	(Cost $0)
	Total Investments – 99.6%	5,471,926
	(Cost $5,037,710) (d)
	Net Other Assets and Liabilities – 0.4%	21,949
	Net Assets – 100.0%	$5,493,875

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2018
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $2,795,357 or 50.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Aggregate cost for federal income tax purposes was $5,153,336. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $547,041 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $228,451. The net unrealized appreciation was $318,590.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 499,303	$ 499,303	$ —	$ —
Chile	85,921	45,063	40,858	—
Colombia	18,255	18,255	—	—
Czech Republic	5,727	5,727	—	—
India	956,617	204,120	752,497	—
Malaysia	171,029	136,003	35,026	—
Mexico	243,815	243,815	—	—
Russia	245,218	235,588	9,630	—
South Africa	450,118	172,790	277,328	—
Taiwan	911,000	735,489	175,511	—
Thailand	288,288	275,976	12,312	—
Turkey	78,719	78,719	—	—
Other Country Categories*	1,467,855	—	1,467,855	—
Real Estate Investment Trusts:
Mexico	12,657	12,657	—	—
South Africa	32,819	13,064	19,755	—
Turkey	4,080	—	4,080	—
Rights*	505	—	505	—
Total Investments	$ 5,471,926	$ 2,676,569	$ 2,795,357	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
Currency Exposure Diversification	% of Total Investments
HKD	21.3%
INR	17.5
TWD	16.6
BRL	9.1
ZAR	8.8
THB	5.3
MXN	4.7
RUB	4.3
MYR	3.1
IDR	2.5
CLP	1.6
TRY	1.5
PHP	1.4
PLN	1.3
HUF	0.4
COP	0.3
USD	0.2
CZK	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 94.3%
	Aerospace & Defense – 2.6%
758	Arconic, Inc.	$17,464
140	Boeing (The) Co.	45,903
202	General Dynamics Corp.	44,622
873	Harris Corp.	140,798
175	Huntington Ingalls Industries, Inc.	45,108
207	L3 Technologies, Inc.	43,056
127	Lockheed Martin Corp.	42,917
135	Northrop Grumman Corp.	47,131
219	Raytheon Co.	47,265
727	Textron, Inc.	42,871
322	United Technologies Corp.	40,514
		557,649
	Air Freight & Logistics – 0.7%
462	CH Robinson Worldwide, Inc.	43,294
637	Expeditors International of Washington, Inc.	40,322
164	FedEx Corp.	39,378
345	United Parcel Service, Inc., Class B	36,108
		159,102
	Airlines – 1.0%
792	Alaska Air Group, Inc.	49,072
1,118	American Airlines Group, Inc.	58,091
1,038	Delta Air Lines, Inc.	56,893
888	Southwest Airlines Co.	50,865
		214,921
	Auto Components – 0.4%
844	BorgWarner, Inc.	42,394
244	Lear Corp.	45,406
		87,800
	Automobiles – 0.5%
3,496	Ford Motor Co.	38,736
1,054	General Motors Co.	38,302
848	Harley-Davidson, Inc.	36,362
		113,400
	Banks – 3.3%
1,499	Bank of America Corp.	44,955
889	BB&T Corp.	46,264
595	Citigroup, Inc.	40,163
1,055	Citizens Financial Group, Inc.	44,289
509	Comerica, Inc.	48,828
1,459	Fifth Third Bancorp	46,323
512	First Republic Bank	47,416
3,039	Huntington Bancshares, Inc.	45,889
2,195	KeyCorp	42,912
259	M&T Bank Corp.	47,749
306	PNC Financial Services Group (The), Inc.	46,279
2,561	Regions Financial Corp.	47,583
685	SunTrust Banks, Inc.	46,607
Shares	Description	Value

	Banks (Continued)
825	U.S. Bancorp	$41,663
728	Wells Fargo & Co.	38,155
872	Zions Bancorporation	45,981
		721,056
	Beverages – 1.2%
785	Brown-Forman Corp., Class B	42,704
941	Coca-Cola (The) Co.	40,868
188	Constellation Brands, Inc., Class A	42,849
444	Dr. Pepper Snapple Group, Inc.	52,561
525	Molson Coors Brewing Co., Class B	39,548
360	PepsiCo, Inc.	39,294
		257,824
	Biotechnology – 1.4%
1,054	AbbVie, Inc.	99,761
585	Amgen, Inc.	99,731
1,422	Gilead Sciences, Inc.	107,204
		306,696
	Building Products – 0.5%
601	Fortune Brands Home & Security, Inc.	35,393
1,080	Johnson Controls International PLC	38,059
937	Masco Corp.	37,892
		111,344
	Capital Markets – 4.6%
216	Affiliated Managers Group, Inc.	40,949
261	Ameriprise Financial, Inc.	38,612
821	Bank of New York Mellon (The) Corp.	42,306
86	BlackRock, Inc.	46,588
356	Cboe Global Markets, Inc.	40,620
861	Charles Schwab (The) Corp.	44,961
303	CME Group, Inc.	49,007
1,021	Franklin Resources, Inc.	35,408
174	Goldman Sachs Group (The), Inc.	43,824
626	Intercontinental Exchange, Inc.	45,398
1,212	Invesco, Ltd.	38,796
300	Moody’s Corp.	48,390
843	Morgan Stanley	45,488
349	MSCI, Inc.	52,165
576	Nasdaq, Inc.	49,663
443	Northern Trust Corp.	45,687
496	Raymond James Financial, Inc.	44,347
261	S&P Global, Inc.	49,867
616	SEI Investments Co.	46,145
454	State Street Corp.	45,277
422	T. Rowe Price Group, Inc.	45,563
865	TD Ameritrade Holding Corp.	51,234
		990,295

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.2%
125	Air Products & Chemicals, Inc.	$19,879
161	Albemarle Corp.	14,931
194	Celanese Corp., Class A	19,441
413	Chemours (The) Co.	20,117
223	Eastman Chemical Co.	23,544
155	Ecolab, Inc.	21,246
136	International Flavors & Fragrances, Inc.	18,620
187	LyondellBasell Industries N.V., Class A	19,762
805	Mosaic (The) Co.	19,546
177	PPG Industries, Inc.	19,753
100	Sherwin-Williams (The) Co.	39,212
195	Westlake Chemical Corp.	21,674
		257,725
	Commercial Services & Supplies – 0.9%
264	Cintas Corp.	45,033
608	Republic Services, Inc.	40,268
1,249	Rollins, Inc.	63,737
477	Waste Management, Inc.	40,125
		189,163
	Communications Equipment – 1.8%
3,224	Cisco Systems, Inc.	138,277
4,334	Juniper Networks, Inc.	105,446
1,366	Motorola Solutions, Inc.	143,840
		387,563
	Construction Materials – 0.3%
186	Martin Marietta Materials, Inc.	38,558
321	Vulcan Materials Co.	36,648
		75,206
	Consumer Finance – 1.0%
1,518	Ally Financial, Inc.	41,214
445	American Express Co.	41,509
444	Capital One Financial Corp.	42,544
576	Discover Financial Services	41,432
1,146	Synchrony Financial	38,425
		205,124
	Containers & Packaging – 0.8%
1,087	Ball Corp.	43,165
357	International Paper Co.	19,074
341	Packaging Corp. of America	38,431
835	Sealed Air Corp.	35,729
652	WestRock Co.	41,839
		178,238
	Distributors – 0.2%
455	Genuine Parts Co.	40,877
Shares	Description	Value

	Diversified Financial Services – 0.2%
1,629	Leucadia National Corp.	$37,027
	Diversified Telecommunication Services – 2.2%
4,267	AT&T, Inc.	152,119
9,948	CenturyLink, Inc.	163,446
3,136	Verizon Communications, Inc.	149,963
		465,528
	Electric Utilities – 1.4%
597	Alliant Energy Corp.	24,393
345	American Electric Power Co., Inc.	23,664
302	Duke Energy Corp.	23,396
402	Edison International	25,591
313	Entergy Corp.	24,658
402	Eversource Energy	23,686
645	Exelon Corp.	25,161
829	FirstEnergy Corp.	28,194
162	NextEra Energy, Inc.	26,460
299	Pinnacle West Capital Corp.	23,860
821	PPL Corp.	23,226
528	Southern (The) Co.	23,581
		295,870
	Electrical Equipment – 0.9%
234	Acuity Brands, Inc.	32,570
567	AMETEK, Inc.	43,075
521	Eaton Corp PLC	41,633
592	Emerson Electric Co.	40,434
209	Rockwell Automation, Inc.	36,408
		194,120
	Electronic Equipment, Instruments & Components – 1.5%
468	Amphenol Corp., Class A	40,309
1,778	CDW Corp.	125,011
3,861	Corning, Inc.	107,645
434	TE Connectivity Ltd.	43,356
		316,321
	Energy Equipment & Services – 0.9%
1,692	Baker Hughes a GE Co.	46,987
1,096	Halliburton Co.	51,446
1,485	National Oilwell Varco, Inc.	54,663
795	Schlumberger Ltd.	51,500
		204,596
	Food & Staples Retailing – 1.3%
313	Costco Wholesale Corp.	58,979
2,118	Kroger (The) Co.	50,705
958	Sysco Corp.	57,442
801	Walgreens Boots Alliance, Inc.	52,441

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
588	Walmart, Inc.	$52,314
		271,881
	Food Products – 2.5%
1,077	Archer-Daniels-Midland Co.	46,710
643	Bunge Ltd.	47,543
898	Campbell Soup Co.	38,892
1,145	ConAgra Foods, Inc.	42,228
727	General Mills, Inc.	32,759
380	Hershey (The) Co.	37,605
1,186	Hormel Foods Corp.	40,704
308	Ingredion, Inc.	39,707
347	JM Smucker (The) Co.	43,032
636	Kellogg Co.	41,346
556	Kraft Heinz (The) Co.	34,633
423	McCormick & Co., Inc.	45,003
533	Tyson Foods, Inc., Class A	39,010
		529,172
	Gas Utilities – 0.2%
296	Atmos Energy Corp.	24,935
541	UGI Corp.	24,031
		48,966
	Health Care Equipment & Supplies – 4.6%
1,785	Abbott Laboratories	106,957
1,577	Baxter International, Inc.	102,568
476	Becton Dickinson and Co.	103,149
467	Cooper (The) Cos., Inc.	106,854
443	Danaher Corp.	43,374
1,262	Medtronic PLC	101,238
1,203	ResMed, Inc.	118,460
658	Stryker Corp.	105,885
409	Teleflex, Inc.	104,287
844	Zimmer Biomet Holdings, Inc.	92,030
		984,802
	Health Care Providers & Services – 3.8%
634	AmerisourceBergen Corp.	54,657
454	Anthem, Inc.	99,744
948	Cardinal Health, Inc.	59,421
502	Cigna Corp.	84,205
802	CVS Health Corp.	49,892
412	Humana, Inc.	110,758
374	McKesson Corp.	52,685
1,035	Quest Diagnostics, Inc.	103,811
462	UnitedHealth Group, Inc.	98,868
899	Universal Health Services, Inc., Class B	106,451
		820,492
Shares	Description	Value

	Hotels, Restaurants & Leisure – 4.4%
1,360	Aramark	$53,802
876	Carnival Corp.	57,448
605	Darden Restaurants, Inc.	51,576
307	Domino’s Pizza, Inc.	71,703
727	Hilton Worldwide Holdings, Inc.	57,259
837	Las Vegas Sands Corp.	60,180
428	Marriott International, Inc., Class A	58,199
338	McDonald’s Corp.	52,856
1,741	MGM Resorts International	60,970
487	Royal Caribbean Cruises Ltd.	57,339
1,013	Starbucks Corp.	58,643
274	Vail Resorts, Inc.	60,746
502	Wyndham Worldwide Corp.	57,444
344	Wynn Resorts Ltd.	62,732
1,454	YUM China Holdings, Inc.	60,341
713	Yum! Brands, Inc.	60,698
		941,936
	Household Durables – 1.3%
845	DR Horton, Inc.	37,045
2,074	Garmin Ltd.	122,221
682	Lennar Corp., Class A	40,197
1,397	Newell Brands, Inc.	35,595
256	Whirlpool Corp.	39,196
		274,254
	Household Products – 0.9%
860	Church & Dwight Co., Inc.	43,310
289	Clorox (The) Co.	38,469
573	Colgate-Palmolive Co.	41,073
358	Kimberly-Clark Corp.	39,426
469	Procter & Gamble (The) Co.	37,182
		199,460
	Industrial Conglomerates – 0.7%
175	3M Co.	38,416
2,359	General Electric Co.	31,799
268	Honeywell International, Inc.	38,729
159	Roper Technologies, Inc.	44,630
		153,574
	Insurance – 4.3%
1,008	Aflac, Inc.	44,110
422	Allstate (The) Corp.	40,006
407	American Financial Group, Inc.	45,673
742	American International Group, Inc.	40,380
699	Arthur J. Gallagher & Co.	48,042
303	Chubb Ltd.	41,441
589	Cincinnati Financial Corp.	43,739
200	Everest Re Group Ltd.	51,364
1,127	FNF Group	45,102

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
786	Hartford Financial Services Group (The), Inc.	$40,495
576	Lincoln National Corp.	42,083
884	Loews Corp.	43,961
876	MetLife, Inc.	40,200
626	Principal Financial Group, Inc.	38,130
785	Progressive (The) Corp.	47,830
384	Prudential Financial, Inc.	39,763
283	Reinsurance Group of America, Inc.	43,582
487	Torchmark Corp.	40,991
326	Travelers (The) Cos., Inc.	45,268
806	Unum Group	38,374
1,259	XL Group Ltd.	69,572
		930,106
	Internet & Direct Marketing Retail – 0.2%
485	Expedia Group, Inc.	53,549
	IT Services – 4.0%
268	Accenture PLC, Class A	41,138
162	Alliance Data Systems Corp.	34,483
352	Automatic Data Processing, Inc.	39,945
455	Broadridge Financial Solutions, Inc.	49,909
1,739	Cognizant Technology Solutions Corp., Class A	139,990
1,301	DXC Technology Co.	130,790
438	Fidelity National Information Services, Inc.	42,180
412	Global Payments, Inc.	45,946
805	International Business Machines Corp.	123,511
293	MasterCard, Inc., Class A	51,322
604	Paychex, Inc.	37,200
520	Total System Services, Inc.	44,855
387	Visa, Inc., Class A	46,293
2,327	Western Union (The) Co.	44,748
		872,310
	Leisure Products – 0.2%
475	Hasbro, Inc.	40,043
	Life Sciences Tools & Services – 0.7%
615	Agilent Technologies, Inc.	41,144
537	Thermo Fisher Scientific, Inc.	110,869
		152,013
	Machinery – 2.4%
261	Caterpillar, Inc.	38,466
234	Cummins, Inc.	37,929
263	Deere & Co.	40,849
407	Dover Corp.	39,976
568	Fortive Corp.	44,031
Shares	Description	Value

	Machinery (Continued)
313	IDEX Corp.	$44,606
246	Illinois Tool Works, Inc.	38,538
461	Ingersoll-Rand PLC	39,420
579	PACCAR, Inc.	38,313
206	Parker-Hannifin Corp.	35,232
247	Snap-on, Inc.	36,442
255	Stanley Black & Decker, Inc.	39,066
603	Xylem, Inc.	46,383
		519,251
	Media – 2.1%
985	CBS Corp., Class B	50,619
1,453	Comcast Corp., Class A	49,649
2,884	Interpublic Group of (The) Cos., Inc.	66,419
3,586	News Corp., Class A	56,659
798	Omnicom Group, Inc.	57,991
10,847	Sirius XM Holdings, Inc.	67,685
1,886	Viacom, Inc., Class B	58,579
541	Walt Disney (The) Co.	54,338
		461,939
	Metals & Mining – 0.3%
552	Newmont Mining Corp.	21,567
324	Nucor Corp.	19,793
479	Steel Dynamics, Inc.	21,181
		62,541
	Multiline Retail – 0.6%
625	Dollar General Corp.	58,469
892	Target Corp.	61,931
		120,400
	Multi-Utilities – 1.2%
432	Ameren Corp.	24,464
897	CenterPoint Energy, Inc.	24,578
538	CMS Energy Corp.	24,366
299	Consolidated Edison, Inc.	23,304
314	Dominion Energy, Inc.	21,173
233	DTE Energy Co.	24,325
989	NiSource, Inc.	23,647
494	Public Service Enterprise Group, Inc.	24,819
639	SCANA Corp.	23,995
238	Sempra Energy	26,470
382	WEC Energy Group, Inc.	23,951
		265,092
	Oil, Gas & Consumable Fuels – 5.0%
998	Anadarko Petroleum Corp.	60,289
467	Andeavor	46,962
1,267	Apache Corp.	48,754
1,872	Cabot Oil & Gas Corp.	44,891
427	Chevron Corp.	48,695
439	Cimarex Energy Co.	41,047

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
976	ConocoPhillips	$57,867
1,293	Devon Energy Corp.	41,104
496	EOG Resources, Inc.	52,214
940	EQT Corp.	44,659
640	Exxon Mobil Corp.	47,750
1,127	Hess Corp.	57,049
2,962	Kinder Morgan, Inc.	44,608
3,161	Marathon Oil Corp.	50,987
812	Marathon Petroleum Corp.	59,365
1,837	Noble Energy, Inc.	55,661
726	Occidental Petroleum Corp.	47,161
476	ONEOK, Inc.	27,094
528	Phillips 66	50,646
1,105	Targa Resources Corp.	48,620
582	Valero Energy Corp.	53,992
1,756	Williams (The) Cos., Inc.	43,654
		1,073,069
	Personal Products – 0.4%
2,169	Coty, Inc., Class A	39,693
339	Estee Lauder (The) Cos., Inc., Class A	50,755
		90,448
	Pharmaceuticals – 3.8%
623	Allergan PLC	104,845
1,663	Bristol-Myers Squibb Co.	105,185
1,206	Eli Lilly & Co.	93,308
728	Johnson & Johnson	93,293
1,812	Merck & Co, Inc.	98,699
1,168	Perrigo Co. PLC	97,341
2,814	Pfizer, Inc.	99,869
1,415	Zoetis, Inc.	118,167
		810,707
	Professional Services – 0.2%
376	Equifax, Inc.	44,297
	Road & Rail – 1.0%
747	CSX Corp.	41,615
358	JB Hunt Transport Services, Inc.	41,940
392	Kansas City Southern	43,061
284	Norfolk Southern Corp.	38,561
306	Union Pacific Corp.	41,136
		206,313
	Semiconductors & Semiconductor Equipment – 7.3%
1,387	Analog Devices, Inc.	126,397
2,417	Applied Materials, Inc.	134,409
2,676	Intel Corp.	139,366
1,176	KLA-Tencor Corp.	128,196
672	Lam Research Corp.	136,524
2,362	Maxim Integrated Products, Inc.	142,240
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,405	Microchip Technology, Inc.	$128,361
638	NVIDIA Corp.	147,754
1,928	QUALCOMM, Inc.	106,831
1,301	Skyworks Solutions, Inc.	130,438
1,182	Texas Instruments, Inc.	122,798
1,833	Xilinx, Inc.	132,416
		1,575,730
	Software – 3.6%
682	Activision Blizzard, Inc.	46,008
3,712	CA, Inc.	125,837
1,734	CDK Global, Inc.	109,831
783	Intuit, Inc.	135,733
1,444	Microsoft Corp.	131,794
2,613	Oracle Corp.	119,545
4,402	Symantec Corp.	113,791
		782,539
	Specialty Retail – 2.0%
848	Best Buy Co., Inc.	59,351
1,706	Gap (The), Inc.	53,227
306	Home Depot (The), Inc.	54,541
965	L Brands, Inc.	36,873
625	Lowe’s Cos., Inc.	54,844
724	Ross Stores, Inc.	56,458
559	Tiffany & Co.	54,592
760	TJX (The) Cos., Inc.	61,986
		431,872
	Technology Hardware, Storage & Peripherals – 4.0%
729	Apple, Inc.	122,312
8,601	Hewlett Packard Enterprise Co.	150,861
5,879	HP, Inc.	128,868
2,233	NetApp, Inc.	137,754
2,953	Seagate Technology PLC	172,809
1,554	Western Digital Corp.	143,388
		855,992
	Textiles, Apparel & Luxury Goods – 0.9%
689	NIKE, Inc., Class B	45,777
315	PVH Corp.	47,701
976	Tapestry, Inc.	51,347
583	VF Corp.	43,212
		188,037
	Tobacco – 0.4%
604	Altria Group, Inc.	37,641
408	Philip Morris International, Inc.	40,555
		78,196

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 0.4%
753	Fastenal Co.	$41,107
175	WW Grainger, Inc.	49,397
		90,504
	Water Utilities – 0.1%
278	American Water Works Co., Inc.	22,832
	Total Common Stocks	20,319,762
	(Cost $20,098,901)
REAL ESTATE INVESTMENT TRUSTS – 5.5%
	Equity Real Estate Investment Trusts – 5.3%
339	Alexandria Real Estate Equities, Inc.	42,338
309	American Tower Corp.	44,910
247	AvalonBay Communities, Inc.	40,622
340	Boston Properties, Inc.	41,895
399	Crown Castle International Corp.	43,734
388	Digital Realty Trust, Inc.	40,887
1,626	Duke Realty Corp.	43,056
98	Equinix, Inc.	40,978
695	Equity Residential	42,826
183	Essex Property Trust, Inc.	44,044
505	Extra Space Storage, Inc.	44,117
334	Federal Realty Investment Trust	38,781
1,893	GGP, Inc.	38,731
1,697	HCP, Inc.	39,421
2,228	Host Hotels & Resorts, Inc.	41,530
1,174	Iron Mountain, Inc.	38,578
2,438	Kimco Realty Corp.	35,107
440	Mid-America Apartment Communities, Inc.	40,146
685	Prologis, Inc.	43,148
213	Public Storage	42,683
640	Regency Centers Corp.	37,747
258	Simon Property Group, Inc.	39,822
439	SL Green Realty Corp.	42,508
1,148	UDR, Inc.	40,892
738	Ventas, Inc.	36,553
565	Vornado Realty Trust	38,025
695	Welltower, Inc.	37,829
1,256	Weyerhaeuser Co.	43,960
		1,144,868
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,722	Annaly Capital Management, Inc.	$38,821
	Total Real Estate Investment Trusts	1,183,689
	(Cost $1,260,382)
	Total Investments – 99.8%	21,503,451
	(Cost $21,359,283) (a)
	Net Other Assets and Liabilities – 0.2%	32,397
	Net Assets – 100.0%	$21,535,848

(a)	Aggregate cost for federal income tax purposes was $21,377,926. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $892,636 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $767,111. The net unrealized appreciation was $125,525.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,319,762	$ 20,319,762	$ —	$ —
Real Estate Investment Trusts*	1,183,689	1,183,689	—	—
Total Investments	$ 21,503,451	$ 21,503,451	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 88.3%
	Aerospace & Defense – 1.7%
330	BWX Technologies, Inc.	$20,965
164	Curtiss-Wright Corp.	22,151
265	HEICO Corp.	23,005
323	Hexcel Corp.	20,863
229	Spirit AeroSystems Holdings, Inc.	19,167
		106,151
	Auto Components – 1.6%
243	Adient PLC	14,522
599	Dana, Inc.	15,430
915	Gentex Corp.	21,063
593	Goodyear Tire & Rubber (The) Co.	15,762
147	LCI Industries	15,310
327	Tenneco, Inc.	17,943
		100,030
	Automobiles – 0.2%
127	Thor Industries, Inc.	14,627
	Banks – 7.2%
458	Associated Banc-Corp.	11,381
370	BancorpSouth Bank	11,766
136	Bank of Hawaii Corp.	11,302
240	Bank of the Ozarks	11,585
285	BankUnited, Inc.	11,394
126	BOK Financial Corp.	12,473
276	Cathay General Bancorp	11,034
217	Chemical Financial Corp.	11,866
236	CIT Group, Inc.	12,154
208	Commerce Bancshares, Inc.	12,461
216	Community Bank System, Inc.	11,569
123	Cullen/Frost Bankers, Inc.	13,047
191	East West Bancorp, Inc.	11,945
29	First Citizens BancShares, Inc.	11,984
258	First Financial Bankshares, Inc.	11,945
398	First Hawaiian, Inc.	11,076
581	First Horizon National Corp.	10,940
841	FNB Corp.	11,311
649	Fulton Financial Corp.	11,520
295	Glacier Bancorp, Inc.	11,322
235	Hancock Holding Co.	12,150
500	Home BancShares, Inc.	11,405
150	IBERIABANK Corp.	11,700
837	Investors Bancorp, Inc.	11,417
261	MB Financial, Inc.	10,565
231	PacWest Bancorp	11,441
622	People’s United Financial, Inc.	11,607
175	Pinnacle Financial Partners, Inc.	11,235
328	Popular, Inc.	13,651
166	Prosperity Bancshares, Inc.	12,057
473	Sterling Bancorp	10,666
242	Synovus Financial Corp.	12,086
567	TCF Financial Corp.	12,933
162	UMB Financial Corp.	11,727
Shares	Description	Value

	Banks (Continued)
559	Umpqua Holdings Corp.	$11,968
335	United Bankshares, Inc.	11,809
1,036	Valley National Bancorp	12,909
207	Webster Financial Corp.	11,468
141	Wintrust Financial Corp.	12,133
		459,002
	Building Products – 1.2%
251	Allegion PLC	21,408
326	AO Smith Corp.	20,730
96	Lennox International, Inc.	19,619
217	Owens Corning	17,447
		79,204
	Capital Markets – 2.4%
769	BGC Partners, Inc.	10,343
206	Eaton Vance Corp.	11,468
129	Evercore, Inc.	11,249
86	FactSet Research Systems, Inc.	17,150
322	Federated Investors, Inc.	10,755
196	Interactive Brokers Group, Inc.	13,179
227	Lazard Ltd.	11,931
277	Legg Mason, Inc.	11,260
203	LPL Financial Holdings, Inc.	12,397
58	MarketAxess Holdings, Inc.	12,611
171	Morningstar, Inc.	16,334
195	Stifel Financial Corp.	11,550
		150,227
	Chemicals – 3.0%
220	Ashland Global Holdings, Inc.	15,354
255	Cabot Corp.	14,209
369	CF Industries Holdings, Inc.	13,922
291	HB Fuller Co	14,471
39	NewMarket Corp.	15,665
441	Olin Corp.	13,402
361	PolyOne Corp.	15,350
299	RPM International, Inc.	14,253
147	Scotts Miracle-Gro (The) Co.	12,605
215	Sensient Technologies Corp.	15,175
216	Trinseo S.A.	15,995
765	Valvoline, Inc.	16,929
224	WR Grace & Co.	13,716
		191,046
	Commercial Services & Supplies – 3.0%
254	Brink’s (The) Co.	18,123
260	Deluxe Corp.	19,242
1,293	Healthcare Services Group, Inc.	56,220
328	KAR Auction Services, Inc.	17,778
258	MSA Safety, Inc.	21,476
3,626	Pitney Bowes, Inc.	39,487
415	Tetra Tech, Inc.	20,314
		192,640

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering – 1.2%
244	EMCOR Group, Inc.	$19,015
387	Fluor Corp.	22,144
303	Jacobs Engineering Group, Inc.	17,922
120	Valmont Industries, Inc.	17,556
		76,637
	Construction Materials – 0.3%
176	Eagle Materials, Inc.	18,137
	Consumer Finance – 0.6%
172	FirstCash, Inc.	13,975
873	Navient Corp.	11,454
624	Santander Consumer USA Holdings, Inc.	10,171
		35,600
	Containers & Packaging – 2.0%
231	AptarGroup, Inc.	20,751
137	Avery Dennison Corp.	14,556
418	Bemis Co, Inc.	18,191
1,292	Graphic Packaging Holding Co.	19,832
330	Greif, Inc.	17,243
679	Silgan Holdings, Inc.	18,910
376	Sonoco Products Co.	18,236
		127,719
	Distributors – 0.3%
148	Pool Corp.	21,641
	Diversified Consumer Services – 1.0%
30	Graham Holdings Co.	18,067
632	H&R Block, Inc.	16,059
444	Service Corp. International	16,757
235	Voya Financial, Inc.	11,868
		62,751
	Electric Utilities – 1.3%
154	ALLETE, Inc.	11,126
316	Hawaiian Electric Industries, Inc.	10,864
125	IDACORP, Inc.	11,034
863	OGE Energy Corp.	28,281
283	PNM Resources, Inc.	10,825
251	Portland General Electric Co.	10,168
		82,298
	Electrical Equipment – 0.9%
287	EnerSys	19,909
148	Hubbell, Inc.	18,024
261	Regal Beloit Corp.	19,144
		57,077
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 3.6%
504	Avnet, Inc.	$21,047
1,154	AVX Corp.	19,099
259	Belden, Inc.	17,855
327	Cognex Corp.	17,001
267	Dolby Laboratories, Inc.	16,970
428	FLIR Systems, Inc.	21,404
761	Jabil, Inc.	21,864
101	Littelfuse, Inc.	21,026
480	National Instruments Corp.	24,274
298	SYNNEX Corp.	35,283
116	Universal Display Corp.	11,716
		227,539
	Energy Equipment & Services – 1.6%
259	Core Laboratories N.V.	28,029
439	Helmerich & Payne, Inc.	29,220
1,235	Patterson-UTI Energy, Inc.	21,625
1,113	RPC, Inc.	20,067
		98,941
	Food & Staples Retailing – 0.3%
148	Casey’s General Stores, Inc.	16,246
	Food Products – 1.8%
992	Flowers Foods, Inc.	21,685
402	Fresh Del Monte Produce, Inc.	18,186
339	Lamb Weston Holdings, Inc.	19,737
148	Lancaster Colony Corp.	18,225
322	Pinnacle Foods, Inc.	17,420
138	Sanderson Farms, Inc.	16,425
		111,678
	Gas Utilities – 1.0%
208	National Fuel Gas Co.	10,702
284	New Jersey Resources Corp.	11,388
156	ONE Gas, Inc.	10,299
366	South Jersey Industries, Inc.	10,307
142	Southwest Gas Holdings, Inc.	9,603
152	Spire, Inc.	10,990
		63,289
	Health Care Equipment & Supplies – 3.2%
663	Cantel Medical Corp.	73,865
809	Hill-Rom Holdings, Inc.	70,383
691	West Pharmaceutical Services, Inc.	61,008
		205,256
	Health Care Providers & Services – 2.2%
68	Chemed Corp.	18,554
1,380	Encompass Health Corp.	78,895

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,887	Patterson Cos, Inc.	$41,948
		139,397
	Hotels, Restaurants & Leisure – 3.1%
472	Boyd Gaming Corp.	15,038
213	Choice Hotels International, Inc.	17,072
71	Churchill Downs, Inc.	17,328
104	Cracker Barrel Old Country Store, Inc.	16,557
257	Dunkin’ Brands Group, Inc.	15,340
581	ILG, Inc.	18,075
169	Jack in the Box, Inc.	14,421
122	Marriott Vacations Worldwide Corp.	16,250
295	Papa John’s International, Inc.	16,903
249	Six Flags Entertainment Corp.	15,503
314	Texas Roadhouse, Inc.	18,143
1,008	Wendy’s (The) Co.	17,690
		198,320
	Household Durables – 1.0%
401	Leggett & Platt, Inc.	17,789
576	PulteGroup, Inc.	16,986
399	Toll Brothers, Inc.	17,257
306	Tupperware Brands Corp.	14,804
		66,836
	Household Products – 0.6%
399	Energizer Holdings, Inc.	23,772
170	Spectrum Brands Holdings, Inc.	17,629
		41,401
	Independent Power and Renewable Electricity Producers – 0.5%
1,056	AES Corp.	12,007
401	NRG Energy, Inc.	12,242
179	Ormat Technologies, Inc.	10,092
		34,341
	Industrial Conglomerates – 0.3%
176	Carlisle Cos, Inc.	18,376
	Insurance – 3.8%
91	American National Insurance Co.	10,643
1,154	AmTrust Financial Services, Inc.	14,206
286	Aspen Insurance Holdings Ltd.	12,827
115	Assurant, Inc.	10,512
343	Assured Guaranty Ltd.	12,417
231	Axis Capital Holdings Ltd.	13,299
452	Brown & Brown, Inc.	11,499
471	CNO Financial Group, Inc.	10,206
95	Erie Indemnity Co., Class A	11,176
Shares	Description	Value

	Insurance (Continued)
207	First American Financial Corp.	$12,147
108	Hanover Insurance Group (The), Inc.	12,732
218	Mercury General Corp.	10,000
544	Old Republic International Corp.	11,669
114	Primerica, Inc.	11,012
203	ProAssurance Corp.	9,856
93	RenaissanceRe Holdings Ltd.	12,881
198	Selective Insurance Group, Inc.	12,019
248	Validus Holdings Ltd.	16,728
14	White Mountains Insurance Group Ltd.	11,515
162	WR Berkley Corp.	11,777
		239,121
	Internet Software & Services – 1.3%
540	j2 Global, Inc.	42,617
354	LogMeIn, Inc.	40,904
		83,521
	IT Services – 3.7%
524	Booz Allen Hamilton Holding Corp.	20,289
1,355	CSRA, Inc.	55,867
629	Genpact Ltd.	20,122
171	Jack Henry & Associates, Inc.	20,682
628	Leidos Holdings, Inc.	41,071
279	MAXIMUS, Inc.	18,621
808	Sabre Corp.	17,332
529	Science Applications International Corp.	41,685
		235,669
	Leisure Products – 0.9%
347	Brunswick Corp.	20,608
1,246	Mattel, Inc.	16,385
155	Polaris Industries, Inc.	17,751
		54,744
	Life Sciences Tools & Services – 2.5%
526	Bio-Techne Corp.	79,447
1,986	Bruker Corp.	59,421
273	PerkinElmer, Inc.	20,672
		159,540
	Machinery – 5.6%
280	AGCO Corp.	18,158
464	Allison Transmission Holdings, Inc.	18,124
316	Barnes Group, Inc.	18,925
224	Crane Co.	20,774
408	Donaldson Co, Inc.	18,380
474	Flowserve Corp.	20,538
442	Graco, Inc.	20,208

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
374	ITT, Inc.	$18,319
180	John Bean Technologies Corp.	20,412
413	Kennametal, Inc.	16,586
218	Lincoln Electric Holdings, Inc.	19,609
136	Nordson Corp.	18,542
220	Oshkosh Corp.	16,999
414	Terex Corp.	15,488
406	Timken (The) Co.	18,514
306	Toro (The) Co.	19,110
533	Trinity Industries, Inc.	17,392
245	Wabtec Corp.	19,943
261	Woodward, Inc.	18,703
		354,724
	Media – 1.8%
24	Cable One, Inc.	16,491
476	Cinemark Holdings, Inc.	17,931
252	John Wiley & Sons, Inc.	16,052
895	New York Times (The) Co.	21,569
212	Nexstar Media Group, Inc.	14,098
437	Sinclair Broadcast Group, Inc.	13,678
1,176	TEGNA, Inc.	13,395
		113,214
	Metals & Mining – 1.0%
183	Reliance Steel & Aluminum Co.	15,690
191	Royal Gold, Inc.	16,401
446	United States Steel Corp.	15,695
356	Worthington Industries, Inc.	15,280
		63,066
	Multiline Retail – 0.9%
305	Kohl’s Corp.	19,981
657	Macy’s, Inc.	19,539
349	Nordstrom, Inc.	16,895
		56,415
	Multi-Utilities – 0.8%
190	Black Hills Corp.	10,317
743	MDU Resources Group, Inc.	20,923
191	NorthWestern Corp.	10,276
176	Vectren Corp.	11,250
		52,766
	Oil, Gas & Consumable Fuels – 1.7%
813	Delek US Holdings, Inc.	33,089
555	HollyFrontier Corp.	27,117
915	Murphy Oil Corp.	23,644
1,665	Range Resources Corp.	24,209
		108,059
	Personal Products – 0.3%
281	Nu Skin Enterprises, Inc.	20,712
Shares	Description	Value

	Professional Services – 0.9%
140	Dun & Bradstreet (The) Corp.	$16,380
158	ManpowerGroup, Inc.	18,186
360	Robert Half International, Inc.	20,840
		55,406
	Real Estate Management & Development – 0.4%
78	Jones Lang LaSalle, Inc.	13,622
439	Realogy Holdings Corp.	11,976
		25,598
	Road & Rail – 0.9%
192	Landstar System, Inc.	21,053
152	Old Dominion Freight Line, Inc.	22,339
237	Ryder System, Inc.	17,251
		60,643
	Semiconductors & Semiconductor Equipment – 4.4%
2,660	Cypress Semiconductor Corp.	45,114
1,331	Entegris, Inc.	46,319
1,888	Marvell Technology Group Ltd.	39,648
429	MKS Instruments, Inc.	49,614
361	Monolithic Power Systems, Inc.	41,793
968	Teradyne, Inc.	44,247
415	Versum Materials, Inc.	15,616
		282,351
	Software – 3.1%
429	Blackbaud, Inc.	43,676
265	Fair Isaac Corp. (a)	44,883
860	Pegasystems, Inc.	52,159
1,001	SS&C Technologies Holdings, Inc.	53,694
		194,412
	Specialty Retail – 2.5%
416	Aaron’s, Inc.	19,386
166	Advance Auto Parts, Inc.	19,679
753	Bed Bath & Beyond, Inc.	15,806
576	Dick’s Sporting Goods, Inc.	20,189
353	Foot Locker, Inc.	16,076
4,677	Office Depot, Inc.	10,056
346	Penske Automotive Group, Inc.	15,338
293	Signet Jewelers Ltd.	11,286
222	Tractor Supply Co.	13,990
320	Williams-Sonoma, Inc.	16,883
		158,689
	Technology Hardware, Storage & Peripherals – 0.3%
685	Xerox Corp.	19,714
	Textiles, Apparel & Luxury Goods – 1.4%
163	Carter’s, Inc.	16,968

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
267	Columbia Sportswear Co.	$20,407
916	Hanesbrands, Inc.	16,873
185	Ralph Lauren Corp.	20,683
601	Wolverine World Wide, Inc.	17,369
		92,300
	Thrifts & Mortgage Finance – 0.7%
893	New York Community Bancorp, Inc.	11,636
564	Radian Group, Inc.	10,739
778	TFS Financial Corp.	11,429
339	Washington Federal, Inc.	11,729
		45,533
	Tobacco – 0.3%
856	Vector Group Ltd.	17,454
	Trading Companies & Distributors – 1.2%
415	Air Lease Corp.	17,687
207	MSC Industrial Direct Co., Inc., Class A	18,984
533	Triton International Ltd.	16,310
117	Watsco, Inc.	21,174
		74,155
	Transportation Infrastructure – 0.2%
311	Macquarie Infrastructure Corp.	11,485
	Water Utilities – 0.2%
291	Aqua America, Inc.	9,911
	Wireless Telecommunication Services – 0.4%
896	Telephone & Data Systems, Inc.	25,115
	Total Common Stocks	5,610,724
	(Cost $5,763,795)
REAL ESTATE INVESTMENT TRUSTS – 11.4%
	Equity Real Estate Investment Trusts – 10.2%
283	American Campus Communities, Inc.	10,929
532	American Homes 4 Rent	10,683
266	Apartment Investment & Management Co.	10,839
593	Apple Hospitality REIT, Inc.	10,419
639	Brandywine Realty Trust	10,147
623	Brixmor Property Group, Inc.	9,501
126	Camden Property Trust	10,607
506	Columbia Property Trust, Inc.	10,353
517	CoreCivic, Inc.	10,092
102	CoreSite Realty Corp.	10,226
398	Corporate Office Properties Trust	10,280
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
1,257	Cousins Properties, Inc.	$10,911
402	CubeSmart	11,336
195	CyrusOne, Inc.	9,986
198	DCT Industrial Trust, Inc.	11,155
1,297	DDR Corp.	9,507
283	Douglas Emmett, Inc.	10,403
132	EastGroup Properties, Inc.	10,911
333	Education Realty Trust, Inc.	10,906
566	Empire State Realty Trust, Inc.	9,503
178	EPR Properties	9,861
131	Equity LifeStyle Properties, Inc.	11,498
369	First Industrial Realty Trust, Inc.	10,786
482	Forest City Realty Trust, Inc.	9,765
314	Gaming and Leisure Properties, Inc.	10,510
493	GEO Group (The), Inc.	10,092
436	Gramercy Property Trust	9,474
362	Healthcare Realty Trust, Inc.	10,031
387	Healthcare Trust of America, Inc.	10,236
228	Highwoods Properties, Inc.	9,991
389	Hospitality Properties Trust	9,857
339	Hudson Pacific Properties, Inc.	11,028
493	Invitation Homes, Inc.	11,255
156	Kilroy Realty Corp.	11,070
157	Lamar Advertising Co.	9,995
414	LaSalle Hotel Properties	12,010
270	Liberty Property Trust	10,727
131	Life Storage, Inc.	10,941
177	Macerich (The) Co.	9,916
844	Medical Properties Trust, Inc.	10,972
154	National Health Investors, Inc.	10,363
270	National Retail Properties, Inc.	10,600
422	Omega Healthcare Investors, Inc.	11,411
501	Outfront Media, Inc.	9,389
646	Physicians Realty Trust	10,058
593	Piedmont Office Realty Trust, Inc.	10,431
93	PS Business Parks, Inc.	10,513
367	Rayonier, Inc.	12,911
865	Retail Properties of America, Inc.	10,086
529	RLJ Lodging Trust	10,284
168	Ryman Hospitality Properties, Inc.	13,012
607	Senior Housing Properties Trust	9,506
1,355	Spirit Realty Capital, Inc.	10,515
125	Sun Communities, Inc.	11,421
703	Sunstone Hotel Investors, Inc.	10,700
178	Taubman Centers, Inc.	10,130
653	Uniti Group, Inc.	10,611
456	Urban Edge Properties	9,736
1,492	VEREIT, Inc.	10,384
374	Washington Real Estate Investment Trust	10,210
354	Weingarten Realty Investors	9,940

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
169	WP Carey, Inc.	$10,476
		651,396
	Mortgage Real Estate Investment Trusts – 1.2%
576	AGNC Investment Corp.	10,898
361	Blackstone Mortgage Trust, Inc.	11,343
629	Chimera Investment Corp.	10,951
1,468	MFA Financial, Inc.	11,054
650	New Residential Investment Corp.	10,692
544	Starwood Property Trust, Inc.	11,397
715	Two Harbors Investment Corp.	10,989
		77,324
	Total Real Estate Investment Trusts	728,720
	(Cost $768,699)
	Total Investments – 99.7%	6,339,444
	(Cost $6,532,494) (b)
	Net Other Assets and Liabilities – 0.3%	15,890
	Net Assets – 100.0%	$6,355,334

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $6,664,255. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $99,192 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $424,003. The net unrealized depreciation was $324,811.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,610,724	$ 5,610,724	$ —	$ —
Real Estate Investment Trusts*	728,720	728,720	—	—
Total Investments	$ 6,339,444	$ 6,339,444	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 91.7%
	Aerospace & Defense – 0.9%
311	AAR Corp.	$13,718
207	Cubic Corp.	13,165
449	Triumph Group, Inc.	11,315
		38,198
	Air Freight & Logistics – 0.3%
212	Forward Air Corp.	11,206
	Airlines – 1.0%
87	Allegiant Travel Co.	15,012
337	Hawaiian Holdings, Inc.	13,042
253	SkyWest, Inc.	13,763
		41,817
	Auto Components – 0.5%
293	Cooper Tire & Rubber Co.	8,585
231	Standard Motor Products, Inc.	10,989
		19,574
	Automobiles – 0.2%
187	Winnebago Industries, Inc.	7,031
	Banks – 8.9%
144	1st Source Corp.	7,289
148	Ameris Bancorp	7,829
347	Banc of California, Inc.	6,697
140	BancFirst Corp.	7,434
129	Banner Corp.	7,158
196	Berkshire Hills Bancorp, Inc.	7,438
463	Boston Private Financial Holdings, Inc.	6,968
456	Brookline Bancorp, Inc.	7,387
277	CenterState Bank Corp.	7,349
240	Central Pacific Financial Corp.	6,830
107	City Holding Co.	7,336
164	Columbia Banking System, Inc.	6,880
304	CVB Financial Corp.	6,883
159	Enterprise Financial Services Corp.	7,457
239	First Busey Corp.	7,103
500	First Commonwealth Financial Corp.	7,065
272	First Financial Bancorp	7,983
179	First Interstate BancSystem, Inc., Class A	7,079
171	First Merchants Corp.	7,131
297	First Midwest Bancorp, Inc.	7,303
180	Great Western Bancorp, Inc.	7,249
236	Hanmi Financial Corp.	7,257
133	Heartland Financial USA, Inc.	7,056
283	Hilltop Holdings, Inc.	6,639
392	Hope Bancorp, Inc.	7,130
103	Independent Bank Corp.	7,370
105	Independent Bank Group, Inc.	7,424
180	International Bancshares Corp.	7,002
372	Lakeland Bancorp, Inc.	7,384
Shares	Description	Value

	Banks (Continued)
148	Lakeland Financial Corp.	$6,842
169	LegacyTexas Financial Group, Inc.	7,237
220	National Bank Holdings Corp., Class A	7,315
195	NBT Bancorp, Inc.	6,919
409	Old National Bancorp	6,912
69	Park National Corp.	7,159
175	Renasant Corp.	7,448
180	S&T Bancorp, Inc.	7,189
183	Sandy Spring Bancorp, Inc.	7,093
172	ServisFirst Bancshares, Inc.	7,021
251	Simmons First National Corp., Class A	7,141
83	South State Corp.	7,080
212	Southside Bancshares, Inc.	7,365
240	State Bank Financial Corp.	7,202
88	Tompkins Financial Corp.	6,667
232	Towne Bank	6,635
189	TriCo Bancshares	7,035
224	Trustmark Corp.	6,980
197	Union Bankshares Corp.	7,232
255	United Community Banks, Inc.	8,071
135	Washington Trust Bancorp, Inc.	7,256
176	WesBanco, Inc.	7,445
120	Westamerica Bancorporation	6,970
		373,324
	Beverages – 0.5%
48	Coca-Cola Bottling Co. Consolidated	8,288
135	MGP Ingredients, Inc.	12,095
		20,383
	Building Products – 1.7%
332	AAON, Inc.	12,948
512	Advanced Drainage Systems, Inc.	13,261
267	Apogee Enterprises, Inc.	11,574
600	Griffon Corp.	10,950
212	Simpson Manufacturing Co., Inc.	12,209
324	Universal Forest Products, Inc.	10,514
		71,456
	Capital Markets – 1.4%
181	Artisan Partners Asset Management, Inc., Class A	6,027
151	Cohen & Steers, Inc.	6,140
236	Financial Engines, Inc.	8,260
157	Houlihan Lokey, Inc.	7,002
148	Moelis & Co., Class A	7,526
391	Virtu Financial, Inc., Class A	12,903
320	Waddell & Reed Financial, Inc., Class A	6,467
569	WisdomTree Investments, Inc.	5,218
		59,543

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.8%
157	Balchem Corp.	$12,835
105	Chase Corp.	12,227
180	Innospec, Inc.	12,348
185	Minerals Technologies, Inc.	12,386
84	Quaker Chemical Corp.	12,443
161	Stepan Co.	13,392
		75,631
	Commercial Services & Supplies – 4.7%
324	ABM Industries, Inc.	10,848
323	Brady Corp., Class A	11,999
723	Covanta Holding Corp.	10,484
259	Herman Miller, Inc.	8,275
268	HNI Corp.	9,672
412	Interface, Inc.	10,382
449	Knoll, Inc.	9,065
255	Matthews International Corp., Class A	12,903
260	McGrath Rent Corp.	13,959
353	Mobile Mini, Inc.	15,355
163	Multi-Color Corp.	10,766
540	Quad/Graphics, Inc.	13,689
1,312	RR Donnelley & Sons Co.	11,454
681	Steelcase, Inc., Class A	9,262
75	UniFirst Corp.	12,124
239	US Ecology, Inc.	12,739
220	Viad Corp.	11,539
		194,515
	Communications Equipment – 2.5%
1,788	ADTRAN, Inc.	27,804
455	InterDigital, Inc.	33,488
687	Plantronics, Inc.	41,474
		102,766
	Construction & Engineering – 1.3%
271	Argan, Inc.	11,640
280	Comfort Systems USA, Inc.	11,550
192	Granite Construction, Inc.	10,725
616	KBR, Inc.	9,973
449	Primoris Services Corp.	11,216
		55,104
	Consumer Finance – 0.2%
131	Nelnet, Inc., Class A	6,866
	Distributors – 0.2%
425	Core-Mark Holding Co., Inc.	9,035
	Diversified Consumer Services – 0.7%
320	Adtalem Global Education, Inc. (a)	15,216
Shares	Description	Value

	Diversified Consumer Services (Continued)
149	Strayer Education, Inc.	$15,056
		30,272
	Diversified Telecommunication Services – 1.7%
216	ATN International, Inc.	12,878
764	Cogent Communications Holdings, Inc.	33,157
977	Consolidated Communications Holdings, Inc.	10,708
1,761	Frontier Communications Corp.	13,067
		69,810
	Electric Utilities – 0.6%
140	El Paso Electric Co.	7,140
124	MGE Energy, Inc.	6,957
275	Otter Tail Corp.	11,921
		26,018
	Electrical Equipment – 0.6%
239	AZZ, Inc.	10,444
251	Encore Wire Corp.	14,232
		24,676
	Electronic Equipment, Instruments & Components – 1.1%
256	Badger Meter, Inc.	12,070
304	Methode Electronics, Inc.	11,886
227	MTS Systems Corp.	11,725
588	Vishay Intertechnology, Inc.	10,937
		46,618
	Energy Equipment & Services – 2.3%
4,840	Frank’s International N.V.	26,281
4,712	Nabors Industries Ltd.	32,937
1,523	Oceaneering International, Inc.	28,237
391	US Silica Holdings, Inc.	9,978
		97,433
	Food & Staples Retailing – 0.8%
332	Andersons (The), Inc.	10,989
156	PriceSmart, Inc.	13,034
504	SpartanNash Co.	8,674
		32,697
	Food Products – 1.0%
295	B&G Foods, Inc.	6,991
123	Calavo Growers, Inc.	11,341
896	Dean Foods Co.	7,724
68	J&J Snack Foods Corp.	9,286
292	Tootsie Roll Industries, Inc.	8,599
		43,941

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.3%
99	Chesapeake Utilities Corp.	$6,965
131	Northwest Natural Gas Co.	7,552
		14,517
	Health Care Equipment & Supplies – 7.5%
1,304	Abaxis, Inc.	92,089
772	Analogic Corp.	74,035
103	Atrion Corp.	65,024
1,268	CONMED Corp.	80,302
		311,450
	Health Care Providers & Services – 4.6%
2,909	Ensign Group (The), Inc.	76,507
1,060	National HealthCare Corp.	63,208
3,421	Owens & Minor, Inc.	53,196
		192,911
	Hotels, Restaurants & Leisure – 2.0%
629	Bloomin’ Brands, Inc.	15,272
345	Brinker International, Inc.	12,455
279	Cheesecake Factory (The), Inc.	13,453
399	Red Rock Resorts, Inc., Class A	11,683
489	Sonic Corp.	12,337
369	Wingstop, Inc.	17,428
		82,628
	Household Durables – 0.9%
361	Ethan Allen Interiors, Inc.	8,285
324	KB Home	9,218
332	La-Z-Boy, Inc.	9,943
325	MDC Holdings, Inc.	9,074
		36,520
	Household Products – 0.3%
88	WD-40 Co.	11,590
	Independent Power and Renewable Electricity Producers – 0.8%
379	NRG Yield, Inc., Class C	6,443
1,497	Pattern Energy Group, Inc., Class A	25,883
		32,326
	Industrial Conglomerates – 0.3%
356	Raven Industries, Inc.	12,478
	Insurance – 3.1%
233	American Equity Investment Life Holding Co.	6,841
116	AMERISAFE, Inc.	6,409
133	Argo Group International Holdings Ltd.	7,634
Shares	Description	Value

	Insurance (Continued)
161	Employers Holdings, Inc.	$6,512
103	FBL Financial Group, Inc., Class A	7,143
163	Horace Mann Educators Corp.	6,968
68	Infinity Property & Casualty Corp.	8,051
179	James River Group Holdings, Ltd.	6,349
104	Kemper Corp.	5,928
1,084	Maiden Holdings Ltd.	7,046
364	National General Holdings Corp.	8,849
21	National Western Life Group, Inc., Class A	6,402
147	Navigators Group (The), Inc.	8,475
117	RLI Corp.	7,417
89	Safety Insurance Group, Inc.	6,840
169	Stewart Information Services Corp.	7,426
157	United Fire Group, Inc.	7,514
261	Universal Insurance Holdings, Inc.	8,326
		130,130
	Internet & Direct Marketing Retail – 0.4%
197	Nutrisystem, Inc.	5,309
295	PetMed Express, Inc.	12,316
		17,625
	Internet Software & Services – 0.7%
2,084	NIC, Inc.	27,717
	IT Services – 1.7%
520	Convergys Corp.	11,763
789	CSG Systems International, Inc.	35,734
243	ManTech International Corp., Class A	13,479
303	TTEC Holdings, Inc.	9,302
		70,278
	Leisure Products – 0.8%
491	Acushnet Holdings Corp.	11,337
743	Callaway Golf Co.	12,155
219	Sturm Ruger & Co., Inc.	11,498
		34,990
	Life Sciences Tools & Services – 1.6%
3,279	Luminex Corp.	69,089
	Machinery – 6.2%
483	Actuant Corp., Class A	11,230
108	Alamo Group, Inc.	11,869
199	Albany International Corp., Class A	12,477
243	Altra Industrial Motion Corp.	11,166

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
208	Astec Industries, Inc.	$11,477
408	Briggs & Stratton Corp.	8,735
131	EnPro Industries, Inc.	10,137
203	ESCO Technologies, Inc.	11,886
608	Federal Signal Corp.	13,388
265	Franklin Electric Co., Inc.	10,799
229	Greenbrier (The) Cos., Inc.	11,507
300	Hillenbrand, Inc.	13,770
143	Hyster-Yale Materials Handling, Inc.	10,000
121	Kadant, Inc.	11,435
139	Lindsay Corp.	12,710
344	Mueller Industries, Inc.	8,999
975	Mueller Water Products, Inc., Class A	10,598
375	REV Group, Inc.	7,785
120	Standex International Corp.	11,442
189	Sun Hydraulics Corp.	10,123
168	Tennant Co.	11,374
563	Wabash National Corp.	11,716
161	Watts Water Technologies, Inc., Class A	12,510
		257,133
	Marine – 0.3%
409	Matson, Inc.	11,714
	Media – 1.5%
889	AMC Entertainment Holdings, Inc., Class A	12,491
1,159	Gannett Co., Inc.	11,567
204	Meredith Corp.	10,975
335	Scholastic Corp.	13,011
439	World Wrestling Entertainment, Inc.	15,808
		63,852
	Metals & Mining – 1.7%
249	Carpenter Technology Corp.	10,986
597	Commercial Metals Co.	12,214
176	Compass Minerals International, Inc.	10,613
3,207	Hecla Mining Co.	11,770
119	Kaiser Aluminum Corp.	12,007
507	Warrior Met Coal, Inc.	14,201
		71,791
	Multiline Retail – 0.7%
239	Big Lots, Inc.	10,404
224	Dillard’s, Inc., Class A	17,996
		28,400
	Oil, Gas & Consumable Fuels – 3.1%
137	Arch Coal, Inc., Class A	12,588
864	CVR Energy, Inc.	26,110
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
908	PBF Energy, Inc., Class A	$30,781
1,065	SemGroup Corp., Class A	22,791
1,457	SM Energy Co.	26,270
433	World Fuel Services Corp.	10,630
		129,170
	Paper & Forest Products – 1.8%
305	Boise Cascade Co.	11,773
257	Domtar Corp.	10,933
561	KapStone Paper and Packaging Corp.	19,248
140	Neenah Paper, Inc.	10,976
593	PH Glatfelter Co.	12,174
228	Schweitzer-Mauduit International, Inc.	8,926
		74,030
	Personal Products – 0.3%
239	Inter Parfums, Inc.	11,269
	Professional Services – 1.0%
172	Exponent, Inc.	13,528
213	Insperity, Inc.	14,814
295	Korn/Ferry International	15,219
		43,561
	Real Estate Management & Development – 0.4%
412	Kennedy-Wilson Holdings, Inc.	7,169
148	RE/MAX Holdings, Inc., Class A	8,946
		16,115
	Road & Rail – 1.1%
523	Heartland Express, Inc.	9,409
601	Marten Transport Ltd.	13,703
428	Schneider National, Inc., Class B	11,153
316	Werner Enterprises, Inc.	11,534
		45,799
	Semiconductors & Semiconductor Equipment – 3.4%
1,451	Brooks Automation, Inc.	39,293
368	Cabot Microelectronics, Corp.	39,416
471	Power Integrations, Inc.	32,193
1,419	Xperi Corp.	30,012
		140,914
	Software – 2.2%
436	Ebix, Inc.	32,482
813	Progress Software Corp.	31,260
2,219	TiVo Corp.	30,067
		93,809

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 3.4%
715	American Eagle Outfitters, Inc.	$14,250
565	Buckle (The), Inc.	12,515
401	Caleres, Inc.	13,473
1,523	Chico’s FAS, Inc.	13,768
92	Children’s Place (The), Inc.	12,443
628	DSW, Inc., Class A	14,105
748	GameStop Corp., Class A	9,440
189	Group 1 Automotive, Inc.	12,349
796	Guess?, Inc.	16,509
119	Lithia Motors, Inc., Class A	11,962
236	Monro, Inc.	12,650
		143,464
	Technology Hardware, Storage & Peripherals – 0.8%
2,116	Diebold Nixdorf, Inc.	32,586
	Textiles, Apparel & Luxury Goods – 0.2%
137	Oxford Industries, Inc.	10,215
	Thrifts & Mortgage Finance – 1.5%
441	Beneficial Bancorp, Inc.	6,857
533	Capitol Federal Financial, Inc.	6,583
495	Kearny Financial Corp.	6,435
347	Meridian Bancorp, Inc.	6,992
428	Northwest Bancshares, Inc.	7,088
272	OceanFirst Financial Corp.	7,276
265	Provident Financial Services, Inc.	6,781
405	United Financial Bancorp, Inc.	6,561
149	WSFS Financial Corp.	7,137
		61,710
	Tobacco – 0.2%
197	Universal Corp.	9,554
	Trading Companies & Distributors – 1.2%
521	Aircastle, Ltd.	10,347
179	Applied Industrial Technologies, Inc.	13,049
196	GATX Corp.	13,424
208	Kaman Corp.	12,921
		49,741
	Water Utilities – 0.5%
135	American States Water Co.	7,163
172	California Water Service Group	6,407
121	SJW Group	6,378
		19,948
Shares	Description	Value

	Wireless Telecommunication Services – 0.3%
352	Shenandoah Telecommunications Co.	$12,672
	Total Common Stocks	3,829,610
	(Cost $3,960,517)
REAL ESTATE INVESTMENT TRUSTS – 7.8%
	Equity Real Estate Investment Trusts – 6.1%
261	Acadia Realty Trust	6,421
139	Agree Realty Corp.	6,678
257	Alexander & Baldwin, Inc.	5,944
19	Alexander’s, Inc.	7,243
187	American Assets Trust, Inc.	6,248
427	CareTrust REIT, Inc.	5,722
1,264	CBL & Associates Properties, Inc.	5,271
264	Chesapeake Lodging Trust	7,342
633	DiamondRock Hospitality Co.	6,608
523	Four Corners Property Trust, Inc.	12,076
665	Franklin Street Properties Corp.	5,593
264	Getty Realty Corp.	6,658
348	Global Net Lease, Inc.	5,874
385	Government Properties Income Trust	5,259
385	InfraREIT, Inc.	7,481
365	Kite Realty Group Trust	5,559
741	Lexington Realty Trust	5,832
164	LTC Properties, Inc.	6,232
332	Mack-Cali Realty Corp.	5,548
401	Monmouth Real Estate Investment Corp.	6,031
263	National Storage Affiliates Trust	6,596
947	New Senior Investment Group, Inc.	7,746
192	Pebblebrook Hotel Trust	6,595
601	Pennsylvania Real Estate Investment Trust	5,800
143	PotlatchDeltic Corp.	7,443
132	QTS Realty Trust, Inc., Class A	4,781
485	Ramco-Gershenson Properties Trust	5,995
359	Retail Opportunity Investments Corp.	6,344
245	Rexford Industrial Realty, Inc.	7,054
116	Saul Centers, Inc.	5,912
284	Select Income REIT	5,532
177	Seritage Growth Properties	6,292
261	STAG Industrial, Inc.	6,243
469	Summit Hotel Properties, Inc.	6,383
269	Tanger Factory Outlet Centers, Inc.	5,918
204	Terreno Realty Corp.	7,040
351	Tier REIT, Inc.	6,486
95	Universal Health Realty Income Trust	5,709

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,004	Washington Prime Group, Inc.	$6,697
331	Xenia Hotels & Resorts, Inc.	6,527
		256,713
	Mortgage Real Estate Investment Trusts – 1.7%
388	Apollo Commercial Real Estate Finance, Inc.	6,976
279	ARMOUR Residential REIT, Inc.	6,495
827	Capstead Mortgage Corp.	7,154
891	CYS Investments, Inc.	5,988
297	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,792
401	Invesco Mortgage Capital, Inc.	6,568
525	Ladder Capital Corp.	7,917
387	MTGE Investment Corp.	6,927
445	PennyMac Mortgage Investment Trust	8,023
483	Redwood Trust, Inc.	7,472
		69,312
	Total Real Estate Investment Trusts	326,025
	(Cost $345,798)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
361	TPG Specialty Lending, Inc.	6,447
	(Cost $7,022)
	Total Investments – 99.7%	4,162,082
	(Cost $4,313,337) (b)
	Net Other Assets and Liabilities – 0.3%	13,247
	Net Assets – 100.0%	$4,175,329

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $4,394,037. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $117,292 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $349,247. The net unrealized depreciation was $231,955.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,829,610	$ 3,829,610	$ —	$ —
Real Estate Investment Trusts*	326,025	326,025	—	—
Common Stocks - Business Development Companies*	6,447	6,447	—	—
Total Investments	$ 4,162,082	$ 4,162,082	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
March 31, 2018
Shares	Description	Value
COMMON STOCKS – 85.1%
	Air Freight & Logistics – 1.4%
1,747	United Parcel Service, Inc., Class B	$182,841
	Automobiles – 1.5%
7,199	Ford Motor Co.	79,765
1,675	General Motors Co.	60,869
1,044	Harley-Davidson, Inc.	44,767
		185,401
	Banks – 0.7%
988	BB&T Corp.	51,416
810	Wells Fargo & Co.	42,452
		93,868
	Beverages – 0.8%
1,301	Coca-Cola (The) Co.	56,503
408	PepsiCo, Inc.	44,533
		101,036
	Biotechnology – 6.1%
2,606	AbbVie, Inc.	246,658
1,410	Amgen, Inc.	240,376
3,756	Gilead Sciences, Inc.	283,165
		770,199
	Building Products – 1.4%
5,194	Johnson Controls International PLC	183,037
	Capital Markets – 0.4%
1,667	Invesco, Ltd.	53,361
	Chemicals – 0.8%
897	LyondellBasell Industries N.V., Class A	94,795
	Communications Equipment – 2.2%
6,354	Cisco Systems, Inc.	272,523
	Containers & Packaging – 2.3%
1,707	International Paper Co.	91,205
3,047	WestRock Co.	195,526
		286,731
	Distributors – 0.4%
554	Genuine Parts Co.	49,771
	Diversified Telecommunication Services – 2.2%
1,732	AT&T, Inc.	61,746
10,319	CenturyLink, Inc.	169,541
1,108	Verizon Communications, Inc.	52,984
		284,271
	Electric Utilities – 1.6%
324	Alliant Energy Corp.	13,239
Shares	Description	Value

	Electric Utilities (Continued)
206	American Electric Power Co., Inc.	$14,129
230	Duke Energy Corp.	17,818
261	Edison International	16,615
247	Entergy Corp.	19,459
223	Eversource Energy	13,139
394	Exelon Corp.	15,370
718	FirstEnergy Corp.	24,419
75	NextEra Energy, Inc.	12,250
171	Pinnacle West Capital Corp.	13,646
770	PPL Corp.	21,783
465	Southern (The) Co.	20,767
		202,634
	Electrical Equipment – 3.4%
2,871	Eaton Corp PLC	229,422
2,960	Emerson Electric Co.	202,168
		431,590
	Energy Equipment & Services – 0.5%
1,032	Schlumberger Ltd.	66,853
	Food Products – 2.5%
1,475	Archer-Daniels-Midland Co.	63,971
740	Bunge Ltd.	54,716
1,120	Campbell Soup Co.	48,507
1,021	General Mills, Inc.	46,006
849	Kellogg Co.	55,193
750	Kraft Heinz (The) Co.	46,718
		315,111
	Health Care Providers & Services – 2.3%
2,598	Cardinal Health, Inc.	162,843
2,021	CVS Health Corp.	125,726
		288,569
	Hotels, Restaurants & Leisure – 2.8%
1,371	Darden Restaurants, Inc.	116,877
3,212	Las Vegas Sands Corp.	230,943
		347,820
	Household Durables – 2.9%
4,741	Garmin Ltd.	279,387
1,706	Newell Brands, Inc.	43,469
280	Whirlpool Corp.	42,871
		365,727
	Household Products – 0.8%
493	Kimberly-Clark Corp.	54,294
600	Procter & Gamble (The) Co.	47,568
		101,862

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 2.2%
20,604	General Electric Co.	$277,742
	Insurance – 2.6%
689	Cincinnati Financial Corp.	51,165
1,282	FNF Group	51,306
1,212	MetLife, Inc.	55,619
727	Principal Financial Group, Inc.	44,282
439	Prudential Financial, Inc.	45,458
1,378	XL Group Ltd.	76,148
		323,978
	IT Services – 4.6%
2,067	International Business Machines Corp.	317,140
3,094	Paychex, Inc.	190,559
3,750	Western Union (The) Co.	72,113
		579,812
	Leisure Products – 0.3%
511	Hasbro, Inc.	43,077
	Media – 4.1%
9,409	Interpublic Group of (The) Cos., Inc.	216,689
2,253	Omnicom Group, Inc.	163,725
4,476	Viacom, Inc., Class B	139,025
		519,439
	Multiline Retail – 1.7%
3,044	Target Corp.	211,345
	Multi-Utilities – 1.3%
239	Ameren Corp.	13,535
621	CenterPoint Energy, Inc.	17,015
277	CMS Energy Corp.	12,545
179	Consolidated Edison, Inc.	13,951
216	Dominion Energy, Inc.	14,565
131	DTE Energy Co.	13,676
495	NiSource, Inc.	11,835
302	Public Service Enterprise Group, Inc.	15,173
724	SCANA Corp.	27,186
134	Sempra Energy	14,904
220	WEC Energy Group, Inc.	13,794
		168,179
	Oil, Gas & Consumable Fuels – 5.4%
646	Chevron Corp.	73,670
1,025	Exxon Mobil Corp.	76,475
3,588	Kinder Morgan, Inc.	54,035
1,321	Occidental Petroleum Corp.	85,812
445	ONEOK, Inc.	25,330
625	Phillips 66	59,950
3,637	Targa Resources Corp.	160,028
777	Valero Energy Corp.	72,082
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
3,024	Williams (The) Cos., Inc.	$75,177
		682,559
	Personal Products – 0.3%
2,339	Coty, Inc., Class A	42,804
	Pharmaceuticals – 6.9%
3,875	Bristol-Myers Squibb Co.	245,094
5,532	Merck & Co, Inc.	301,328
9,184	Pfizer, Inc.	325,940
		872,362
	Semiconductors & Semiconductor Equipment – 4.0%
4,164	Maxim Integrated Products, Inc.	250,756
4,508	QUALCOMM, Inc.	249,788
		500,544
	Software – 2.0%
7,596	CA, Inc.	257,504
	Specialty Retail – 2.1%
4,212	Gap (The), Inc.	131,415
3,515	L Brands, Inc.	134,308
		265,723
	Technology Hardware, Storage & Peripherals – 9.1%
9,918	HP, Inc.	217,403
11,873	Seagate Technology PLC	694,808
2,608	Western Digital Corp.	240,640
		1,152,851
	Textiles, Apparel & Luxury Goods – 0.5%
1,277	Tapestry, Inc.	67,183
	Tobacco – 1.0%
922	Altria Group, Inc.	57,459
700	Philip Morris International, Inc.	69,580
		127,039
	Total Common Stocks	10,770,141
	(Cost $11,060,585)
REAL ESTATE INVESTMENT TRUSTS – 14.5%
	Equity Real Estate Investment Trusts – 13.2%
392	Alexandria Real Estate Equities, Inc.	48,957
345	AvalonBay Communities, Inc.	56,739
613	Crown Castle International Corp.	67,191
555	Digital Realty Trust, Inc.	58,486
2,013	Duke Realty Corp.	53,304
959	Equity Residential	59,094
233	Essex Property Trust, Inc.	56,078

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2018
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
790	Extra Space Storage, Inc.	$69,014
435	Federal Realty Investment Trust	50,508
3,114	GGP, Inc.	63,712
4,212	HCP, Inc.	97,845
3,930	Host Hotels & Resorts, Inc.	73,255
3,043	Iron Mountain, Inc.	99,993
6,405	Kimco Realty Corp.	92,232
676	Mid-America Apartment Communities, Inc.	61,678
819	Prologis, Inc.	51,589
355	Public Storage	71,138
849	Regency Centers Corp.	50,074
469	Simon Property Group, Inc.	72,390
596	SL Green Realty Corp.	57,711
1,618	UDR, Inc.	57,633
1,675	Ventas, Inc.	82,963
830	Vornado Realty Trust	55,859
1,657	Welltower, Inc.	90,191
1,946	Weyerhaeuser Co.	68,110
		1,665,744
	Mortgage Real Estate Investment Trusts – 1.3%
16,432	Annaly Capital Management, Inc.	171,386
	Total Real Estate Investment Trusts	1,837,130
	(Cost $1,983,915)
	Total Investments – 99.6%	12,607,271
	(Cost $13,044,500) (a)
	Net Other Assets and Liabilities – 0.4%	46,458
	Net Assets – 100.0%	$12,653,729

(a)	Aggregate cost for federal income tax purposes was $13,101,978. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $387,194 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $881,901. The net unrealized depreciation was $494,707.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,770,141	$ 10,770,141	$ —	$ —
Real Estate Investment Trusts*	1,837,130	1,837,130	—	—
Total Investments	$ 12,607,271	$ 12,607,271	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2018
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$12,781,260	$5,471,926	$21,503,451
Cash	3,354	12,038	4,270
Foreign currency	8,229	5,581	—
Receivables:
Dividends	56,038	7,306	38,328
Dividend reclaims	4,000	547	949
Investment securities sold	—	—	—
Total Assets	12,852,881	5,497,398	21,546,998
LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment advisory fees	7,089	3,523	11,150
Investment securities purchased	—	—	—
Total Liabilities	7,089	3,523	11,150
NET ASSETS	$12,845,792	$5,493,875	$21,535,848
NET ASSETS consist of:
Paid-in capital	$12,790,576	$5,140,610	$21,388,550
Par value	2,500	1,000	10,000
Accumulated net investment income (loss)	43,492	(77)	26,144
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,600)	(81,892)	(33,014)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	16,824	434,234	144,168
NET ASSETS	$12,845,792	$5,493,875	$21,535,848
NET ASSET VALUE, per share	$51.38	$54.94	$21.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	250,002	100,002	1,000,002
Investments, at cost	$12,764,574	$5,037,710	$21,359,283
Foreign currency, at cost (proceeds)	$8,232	$5,580	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$6,339,444	$4,162,082	$12,607,271
—	5,117	12,852
—	—	—

14,106	10,210	37,296
29	—	1,803
563,730	—	—
6,917,309	4,177,409	12,659,222

9,874	—	—

3,318	2,080	5,493
548,783	—	—
561,975	2,080	5,493
$6,355,334	$4,175,329	$12,653,729

$6,682,809	$4,407,139	$13,113,444
3,000	2,000	6,000
10,196	7,800	35,938
(147,621)	(90,355)	(64,424)
(193,050)	(151,255)	(437,229)
$6,355,334	$4,175,329	$12,653,729
$21.18	$20.88	$21.09
300,002	200,002	600,002
$6,532,494	$4,313,337	$13,044,500
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2018
	Developed International Equity Select ETF (RNDM) (a)	Emerging Markets Equity Select ETF (RNEM) (a)	Large Cap US Equity Select ETF (RNLC) (a)
INVESTMENT INCOME:
Dividends	$162,277	$123,003	$190,049
Interest	80	290	65
Foreign tax withholding	(16,672)	(15,085)	(111)
Other	57	—	66
Total investment income	145,742	108,208	190,069
EXPENSES:
Investment advisory fees	39,540	32,483	49,270
Excise tax expense	382	—	—
Total expenses	39,922	32,483	49,270
NET INVESTMENT INCOME (LOSS)	105,820	75,725	140,799
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,026)	9,177	(37,633)
In-kind redemptions	—	178,705	353,741
Foreign currency transactions	(33)	(5,102)	—
Foreign capital gains tax	—	(3,513)	—
Net realized gain (loss)	(6,059)	179,267	316,108
Net change in unrealized appreciation (depreciation) on:
Investments	16,686	434,216	144,168
Foreign currency translation	138	18	—
Net change in unrealized appreciation (depreciation)	16,824	434,234	144,168
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,765	613,501	460,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,585	$689,226	$601,075

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC) (a)	Small Cap US Equity Select ETF (RNSC) (a)	US Equity Dividend Select ETF (RNDV) (a)

$64,874	$54,458	$195,960
25	23	53
(63)	(3)	(41)
157	61	53
64,993	54,539	196,025

16,859	11,609	25,644
—	—	20
16,859	11,609	25,664
48,134	42,930	170,361

(161,920)	(111,698)	(75,370)
413,995	360,567	535,425
—	—	—
—	—	—
252,075	248,869	460,055

(193,050)	(151,255)	(437,229)
—	—	—
(193,050)	(151,255)	(437,229)
59,025	97,614	22,826
$107,159	$140,544	$193,187
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
	Period Ended 3/31/2018 (a)	Period Ended 3/31/2018 (a)	Period Ended 3/31/2018 (a)
OPERATIONS:
Net investment income (loss)	$105,820	$75,725	$140,799
Net realized gain (loss)	(6,059)	179,267	316,108
Net change in unrealized appreciation (depreciation)	16,824	434,234	144,168
Net increase (decrease) in net assets resulting from operations	116,585	689,226	601,075
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(64,251)	(72,642)	(114,600)
Net realized gain	—	(86,431)	—
Total distributions to shareholders	(64,251)	(159,073)	(114,600)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,793,458	10,287,399	24,235,245
Cost of shares redeemed	—	(5,323,677)	(3,185,872)
Net increase (decrease) in net assets resulting from shareholder transactions	12,793,458	4,963,722	21,049,373
Total increase (decrease) in net assets	12,845,792	5,493,875	21,535,848
NET ASSETS:
Beginning of period	—	—	—
End of period	$12,845,792	$5,493,875	$21,535,848
Accumulated net investment income (loss) at end of period	$43,492	$(77)	$26,144
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	250,002	200,002	1,150,002
Shares redeemed	—	(100,000)	(150,000)
Shares outstanding, end of period	250,002	100,002	1,000,002

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)
Period Ended 3/31/2018 (a)	Period Ended 3/31/2018 (a)	Period Ended 3/31/2018 (a)

$48,134	$42,930	$170,361
252,075	248,869	460,055
(193,050)	(151,255)	(437,229)
107,159	140,544	193,187

(35,690)	(32,411)	(133,605)
—	—	—
(35,690)	(32,411)	(133,605)

10,499,216	8,327,278	18,010,981
(4,215,351)	(4,260,082)	(5,416,834)
6,283,865	4,067,196	12,594,147
6,355,334	4,175,329	12,653,729

—	—	—
$6,355,334	$4,175,329	$12,653,729
$10,196	$7,800	$35,938

—	—	—
500,002	400,002	850,002
(200,000)	(200,000)	(250,000)
300,002	200,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout the period
Developed International Equity Select ETF (RNDM)
	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$49.73
Income from investment operations:
Net investment income (loss)	0.62
Net realized and unrealized gain (loss)	1.48
Total from investment operations	2.10
Distributions paid to shareholders from:
Net investment income	(0.45)
Net asset value, end of period	$51.38
Total return (b)	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,846
Ratio of total expenses to average net assets	0.66	% (c) (d)
Ratio of net investment income (loss) to average net assets	1.74	% (c)
Portfolio turnover rate (e)	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
Emerging Markets Equity Select ETF (RNEM)
Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$49.71
Income from investment operations:
Net investment income (loss)	0.70
Net realized and unrealized gain (loss)	5.78
Total from investment operations	6.48
Distributions paid to shareholders from:
Net investment income	(0.67)
Net realized gain	(0.58)
Total distributions	(1.25)
Net asset value, end of period	$54.94
Total return (b)	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,494
Ratio of total expenses to average net assets	0.75	% (c)
Ratio of net investment income (loss) to average net assets	1.75	% (c)
Portfolio turnover rate (d)	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
Large Cap US Equity Select ETF (RNLC)
	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$19.83
Income from investment operations:
Net investment income (loss)	0.21
Net realized and unrealized gain (loss)	1.68
Total from investment operations	1.89
Distributions paid to shareholders from:
Net investment income	(0.18)
Net asset value, end of period	$21.54
Total return (b)	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,536
Ratio of total expenses to average net assets	0.60	% (c)
Ratio of net investment income (loss) to average net assets	1.71	% (c)
Portfolio turnover rate (d)	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
Mid Cap US Equity Select ETF (RNMC)
	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$19.78
Income from investment operations:
Net investment income (loss)	0.23
Net realized and unrealized gain (loss)	1.36
Total from investment operations	1.59
Distributions paid to shareholders from:
Net investment income	(0.19)
Net asset value, end of period	$21.18
Total return (b)	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,355
Ratio of total expenses to average net assets	0.60	% (c)
Ratio of net investment income (loss) to average net assets	1.71	% (c)
Portfolio turnover rate (d)	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
Small Cap US Equity Select ETF (RNSC)
	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$19.73
Income from investment operations:
Net investment income (loss)	0.34
Net realized and unrealized gain (loss)	1.10
Total from investment operations	1.44
Distributions paid to shareholders from:
Net investment income	(0.29)
Net asset value, end of period	$20.88
Total return (b)	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,175
Ratio of total expenses to average net assets	0.60	% (c)
Ratio of net investment income (loss) to average net assets	2.22	% (c)
Portfolio turnover rate (d)	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
US Equity Dividend Select ETF (RNDV)
	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$19.85
Income from investment operations:
Net investment income (loss)	0.41
Net realized and unrealized gain (loss)	1.18
Total from investment operations	1.59
Distributions paid to shareholders from:
Net investment income	(0.35)
Net asset value, end of period	$21.09
Total return (b)	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,654
Ratio of total expenses to average net assets	0.50	% (c) (d)
Ratio of net investment income (loss) to average net assets	3.32	% (c)
Portfolio turnover rate (e)	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2018
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-seven exchange-traded funds that are offering shares. This report covers the six funds listed below, each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests, or in certain circumstances, for cash, except for Emerging Markets Equity Select ETF which principally issues and redeems a combination of in-kind and for cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF	Nasdaq Riskalyze Developed Markets Index
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging Markets Index
Large Cap US Equity Select ETF	Nasdaq Riskalyze US Large Cap Index
Mid Cap US Equity Select ETF	Nasdaq Riskalyze US Mid Cap Index
Small Cap US Equity Select ETF	Nasdaq Riskalyze US Small Cap Index
US Equity Dividend Select ETF	Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaim in foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REIT’s fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 64,251	$ —	$ —
Emerging Markets Equity Select ETF	159,073	—	—
Large Cap US Equity Select ETF	114,600	—	—
Mid Cap US Equity Select ETF	35,690	—	—
Small Cap US Equity Select ETF	32,411	—	—
US Equity Dividend Select ETF	133,605	—	—
As of March 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 77,934	$ —	$ (25,218)
Emerging Markets Equity Select ETF	33,657	—	318,608
Large Cap US Equity Select ETF	25,261	(13,488)	125,525
Mid Cap US Equity Select ETF	10,003	(15,667)	(324,811)
Small Cap US Equity Select ETF	6,870	(8,725)	(231,955)
US Equity Dividend Select ETF	33,712	(4,720)	(494,707)
E. Income and Other Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation)” on the Statement of Operations. The capital gains tax paid on securities sold is included in “Foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduces a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million will be taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 will be considered exempt due to a grandfather clause in the provision. In the case of the sale of listed shares held by a Fund for one year or less, the income would be classified as short-term capital gains and would be taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to securities transaction tax (“STT”). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax. Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains would be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains would be taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ending 2018 remains open to federal and state audit. As of March 31, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2018, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
Developed International Equity Select ETF	$ —
Emerging Markets Equity Select ETF	—
Large Cap US Equity Select ETF	13,488
Mid Cap US Equity Select ETF	15,667
Small Cap US Equity Select ETF	8,725
US Equity Dividend Select ETF	4,720
In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended March 31, 2018, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Developed International Equity Select ETF	$ 1,923	$ (1,541)	$ (382)
Emerging Markets Equity Select ETF	(3,160)	(174,728)	177,888
Large Cap US Equity Select ETF	(55)	(349,122)	349,177
Mid Cap US Equity Select ETF	(2,248)	(399,696)	401,944
Small Cap US Equity Select ETF	(2,719)	(339,224)	341,943
US Equity Dividend Select ETF	(818)	(524,479)	525,297
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
G. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended March 31, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 2,577,694	$ 1,662,458
Emerging Markets Equity Select ETF	12,169,180	5,948,633
Large Cap US Equity Select ETF	1,347,161	1,242,174
Mid Cap US Equity Select ETF	1,491,836	1,492,861
Small Cap US Equity Select ETF	1,241,124	1,224,901
US Equity Dividend Select ETF	2,575,048	2,533,865

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
For the fiscal period ended March 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 11,855,347	$ —
Emerging Markets Equity Select ETF	779,678	2,149,566
Large Cap US Equity Select ETF	24,129,335	3,187,009
Mid Cap US Equity Select ETF	10,457,320	4,169,861
Small Cap US Equity Select ETF	8,300,223	4,249,020
US Equity Dividend Select ETF	17,953,868	5,402,498
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
Developed International Equity Select ETF	$ 2,500	$ 2,500
Emerging Markets Equity Select ETF	2,500	2,500
Large Cap US Equity Select ETF	1,600	1,600
Mid Cap US Equity Select ETF	1,500	1,500
Small Cap US Equity Select ETF	1,350	1,350
US Equity Dividend Select ETF	650	650
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018
persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 20, 2018.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 15, 2018, First Trust Dorsey Wright DALI 1 ETF, an additional series of the Trust, began trading under the ticker symbol DALI on Nasdaq.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF, and US Equity Dividend Select ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI (the “Trust”), including the portfolios of investments, as of March 31, 2018, the related statements of operations, changes in net assets and the financial highlights for the period from June 20, 2017 (commencement of operations) through March 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the First Trust Exchange-Traded Fund VI as of March 31, 2018, and the results of their operations, changes in their net assets and the financial highlights for the period from June 20, 2017 (commencement of operations) through March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 23, 2018
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Federal Tax Information
For the taxable period ended March 31, 2018, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
Developed International Equity Select ETF	0.00%
Emerging Markets Equity Select ETF	0.00%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	78.68%
For the taxable period ended March 31, 2018, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:
Qualified Dividend Income
Developed International Equity Select ETF	84.74%
Emerging Markets Equity Select ETF	27.93%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	93.40%
The following Funds met the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
Developed International Equity Select ETF	$ 162,277	$ 0.65	$ 16,246	$ 0.06
Emerging Markets Equity Select ETF	123,003	1.23	14,445	0.14
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Gross foreign income and foreign taxes paid will be posted on each Fund’s website and disclosed in the tax letter.
Risk Considerations
Risks are inherent in all investing. You should consider each Fund’s investment objective(s), risks, charges and expenses carefully before investing. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds’ statement of additional information,

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund VI.
The following summarizes some of the risks that should be considered for the Funds.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions, and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund’s net asset value and possibly face delisting.
CURRENCY EXCHANGE RATE RISK. Certain of the Funds holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Certain of the Funds hold depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
DIVIDEND RISK. Certain of the Funds hold securities that pay dividends. There is no guarantee that the issuers of a Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
EMERGING MARKETS RISK. Certain of the Funds invest in emerging markets. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. A Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of a Fund to buy, sell or otherwise transfer securities, cause a Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause a Fund to decline in value. Investments in securities of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets securities include: (i) smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. Furthermore, non-U.S. investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Funds’ investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of a Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds’ investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
INDEX CONSTITUENT RISK. Certain of the Funds may be a constituent of one or more indices or ETF models. As a result, a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of a Fund and the market volatility of a Fund. Inclusion in an index could significantly increase demand for a Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and a Fund’s market price may be significantly below a Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, a Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of a Fund can be negatively affected.
INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which a Fund’s shares are trading on Nasdaq, which could result in a decrease in value of a Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
NEW FUND RISK. Each Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
NON-CORRELATION RISK. A Fund’s return may not match the return of its index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the index, and may incur costs in buying and selling securities, especially when rebalancing a Fund’s portfolio holdings to reflect changes in the composition of the index. In addition, a Fund’s portfolio holdings may not exactly replicate the securities included in the index or the ratios between the securities included in the index.
NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
NON-U.S. SECURITIES RISK. Certain of the Funds invest in Non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.
REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.
SMALLER COMPANIES RISK. Certain of the Funds invest in smaller capitalization companies. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq “circuit breaker” rules. Market makers are under no obligation to make a market in a Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on Nasdaq in the event a Fund’s assets are small or a Fund does not have enough shareholders.

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	153	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	153	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	153	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Managing Director and Chief Operating Officer (January 2015 to Present), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	153	Director of Covenant Transport, Inc. (May 2003 to May 2014)
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	153	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors, L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Web Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
May 2017

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $140,000 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $233,750 for the fiscal year ended March 31, 2018.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $643.37 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $0 for the fiscal year ended March 31, 2018. These fees are related to the review of pricing committee procedures.

Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $0 for the fiscal year ended March 31, 2018.

(c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $24,100 for the fiscal year ended March 31, 2018.

Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $0 for the fiscal year ended March 31, 2018.

(d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $0 for the fiscal year ended March 31, 2018.

All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017 and $0 for the fiscal year ended March 31, 2018.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Adviser and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year from Registrant’s inception on September 20, 2016 through March 31, 2017, were $0 for the registrant, $32,200 for the registrant’s investment adviser, and $33,000 for the registrant’s distributor and for the fiscal year ended March 31, 2018, were $24,100 for the registrant, $12,000 for the registrant’s investment adviser, and $29,000 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	May 23, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	May 23, 2018

* Print the name and title of each signing officer under his or her signature.